================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-Q

                               -----------------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-7440

                               -----------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
              (Exact name of registrant as specified in charter)

                               -----------------

              6300 Bee Cave Road, Building One, Austin, TX 78746
              (Address of principal executive offices) (Zip code)

                               -----------------

          Catherine L. Newell, Esquire, Vice President and Secretary
                   Dimensional Emerging Markets Value Fund,
              6300 Bee Cave Road, Building One, Austin, TX 78746
                    (Name and address of agent for service)

                               -----------------

      Registrant's telephone number, including area code: (512) 306-7400

                      Date of fiscal year end: October 31

                    Date of reporting period: July 31, 2014

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                                   FORM N-Q
                                 July 31, 2014
                                  (UNAUDITED)

                               Table of Contents

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......................................  1

SCHEDULE OF INVESTMENTS.........................................................  2

NOTES TO SCHEDULE OF INVESTMENTS................................................
   Organization................................................................. 47
   Security Valuation........................................................... 47
   Financial Instruments........................................................ 48
   Federal Tax Cost............................................................. 48
   Subsequent Event Evaluations................................................. 48

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

 Schedule of Investments

 Investment Abbreviations

    ADR      American Depositary Receipt
    GDR      Global Depositary Receipt
    P.L.C.   Public Limited Company

 Investment Footnotes

    +        See Security Valuation Note within the Notes to Schedules of
             Investments.
    ++       Securities have generally been fair valued. See Security Valuation
              Note within the Notes to Schedules of Investments.
    *        Non-Income Producing Securities.
    #        Total or Partial Securities on Loan.
    @        Security purchased with cash proceeds from Securities on Loan.
    ^^       See Federal Tax Cost Note within the Notes to Schedules of
             Investments.
    --       Amounts designated as -- are either zero or rounded to zero.
    (S)      Affiliated Fund.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND
                            SCHEDULE OF INVESTMENTS
                                 JULY 31, 2014
                                  (UNAUDITED)

                                                         SHARES     VALUE++
                                                       ---------- ------------
 COMMON STOCKS -- (88.6%)
 BRAZIL -- (6.0%)
     ALL--America Latina Logistica SA.................  1,495,046 $  5,733,069
 *   Banco ABC Brasil SA..............................     27,969      160,016
     Banco Alfa de Investimento SA....................     82,200      224,635
     Banco do Brasil SA............................... 10,290,573  125,732,092
 *   Banco Panamericano SA............................    796,586    1,193,782
     Banco Santander Brasil SA........................  3,033,726   20,378,616
     Banco Santander Brasil SA ADR.................... 17,807,476  119,666,239
     Bematech SA......................................    773,500    2,860,458
 *   BHG SA--Brazil Hospitality Group.................    235,414    1,412,225
     BM&FBovespa SA................................... 17,273,387   92,200,867
     BrasilAgro--Co. Brasileira de Propriedades
       Agricolas......................................     26,400      112,989
 #   Braskem SA Sponsored ADR.........................    449,529    5,578,655
 *   Brookfield Incorporacoes SA......................  7,174,000    4,806,382
     Cia Providencia Industria e Comercio SA..........    359,200    1,204,854
 *   CR2 Empreendimentos Imobiliarios SA..............     91,200      118,585
     Cyrela Brazil Realty SA Empreendimentos e
       Participacoes..................................    765,500    4,241,249
     Eternit SA.......................................    109,501      414,595
     Even Construtora e Incorporadora SA..............  5,161,239   14,195,540
 *   Fertilizantes Heringer SA........................    299,000    1,113,631
 *   Fibria Celulose SA...............................  2,182,200   21,420,427
 #*  Fibria Celulose SA Sponsored ADR.................  3,877,210   38,229,290
 *   Forjas Taurus SA(B010W80)........................    128,229       64,432
 *   Forjas Taurus SA(BN33W55)........................    209,431       96,927
     Gafisa SA........................................  1,945,578    2,829,932
 #   Gafisa SA ADR....................................  3,189,882    9,218,759
 *   General Shopping Brasil SA.......................    113,130      431,328
     Gerdau SA........................................  2,014,063    9,569,851
 #   Gerdau SA Sponsored ADR.......................... 15,421,303   90,677,262
     Grendene SA......................................    178,704    1,043,671
 *   Hypermarcas SA...................................  1,087,746    8,673,201
     Industrias Romi SA...............................    592,600    1,016,072
     JBS SA........................................... 18,033,940   66,372,848
     JHSF Participacoes SA............................    625,027    1,022,083
     Kepler Weber SA..................................     47,487    1,016,196
     Klabin SA........................................  2,525,049   12,632,201
 *   Log-in Logistica Intermodal SA...................    764,700    2,039,200
     Magnesita Refratarios SA.........................  3,287,266    6,505,708
 *   Marfrig Global Foods SA..........................  5,057,848   14,758,327
     MRV Engenharia e Participacoes SA................  5,998,572   19,248,310
 *   Paranapanema SA..................................  4,362,343    5,095,409
 *   PDG Realty SA Empreendimentos e Participacoes.... 28,732,719   18,363,611
     Petroleo Brasileiro SA...........................  5,246,008   41,598,098
 #   Petroleo Brasileiro SA ADR....................... 18,327,471  292,139,888
     Positivo Informatica SA..........................    323,257      290,664
     Profarma Distribuidora de Produtos Farmaceuticos
       SA.............................................    287,625    1,787,554
     QGEP Participacoes SA............................  1,120,714    4,638,459
     Rodobens Negocios Imobiliarios SA................    356,116    1,685,812
 *   Rossi Residencial SA.............................  9,623,828    6,023,509
     Sao Carlos Empreendimentos e Participacoes SA....     51,800      833,366
     Sao Martinho SA..................................    511,163    8,557,122
     SLC Agricola SA..................................  1,039,991    7,769,850

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES        VALUE++
                                                   ------------- --------------
 BRAZIL -- (Continued)
 *   Springs Global Participacoes SA..............     1,359,800 $      527,437
 *   Sul America SA...............................            --             --
     Tecnisa SA...................................     1,529,327      4,475,915
     Tereos Internacional SA......................       595,672        643,260
     TPI--Triunfo Participacoes e Investimentos
       SA.........................................       421,200      1,225,309
     Trisul SA....................................        95,461        161,574
 *   Usinas Siderurgicas de Minas Gerais SA.......     1,794,340      5,813,068
     Vale SA......................................     2,270,304     32,572,295
 #   Vale SA Sponsored ADR........................    11,711,782    168,064,072
 *   Vanguarda Agro SA............................     3,986,879      3,971,502
     Via Varejo SA................................       167,924        540,317
                                                                 --------------
 TOTAL BRAZIL.....................................                1,314,992,595
                                                                 --------------
 CHILE -- (1.3%)..................................
     CAP SA.......................................       142,860      1,935,751
     Cementos BIO BIO SA..........................       665,307        596,128
     Cencosud SA..................................     2,592,253      8,066,378
     Cencosud SA ADR..............................        28,386        263,138
     Cia General de Electricidad SA...............     1,395,591      6,294,468
 *   Cia Sud Americana de Vapores SA..............    57,702,158      2,622,688
     Cintac SA....................................       155,202         29,438
     Corpbanca SA................................. 1,137,122,867     13,430,068
     Cristalerias de Chile SA.....................       264,624      1,850,374
     Cruz Blanca Salud SA.........................       173,352        146,948
     CTI SA.......................................         5,615          6,862
     Embotelladora Andina SA Class A ADR..........        19,478        351,578
     Empresas CMPC SA.............................    21,832,602     49,235,279
     Empresas COPEC SA............................     2,025,010     24,799,053
     Empresas Hites SA............................     1,623,848        851,056
     Empresas Iansa SA............................    49,008,058      1,692,060
     Enersis SA...................................    82,558,367     27,747,971
     Enersis SA Sponsored ADR.....................     5,733,186     96,661,516
     Gasco SA.....................................       160,580      1,094,806
     Grupo Security SA............................     1,143,589        377,834
     Inversiones Aguas Metropolitanas SA..........     6,124,238      9,688,743
 *   Invexans SA..................................    62,468,321        982,842
 *   Latam Airlines Group SA......................       654,399      7,699,081
 #*  Latam Airlines Group SA Sponsored ADR........       361,872      4,241,140
     Masisa SA....................................    43,593,930      1,995,156
     Parque Arauco SA.............................        27,593         51,613
     PAZ Corp. SA.................................     2,093,717      1,207,850
     Ripley Corp. SA..............................    12,007,541      7,193,651
     Salfacorp SA.................................     2,481,275      1,886,885
     Sigdo Koppers SA.............................        31,043         45,990
     Sociedad Matriz SAAM SA......................    52,294,785      4,388,143
     Sociedad Quimica y Minera de Chile SA
       Class A....................................         9,564        273,872
     Socovesa SA..................................     5,773,726      1,319,207
 *   Tech Pack SA.................................       642,230        339,062
     Vina Concha y Toro SA........................     1,495,294      2,927,695
     Vina Concha y Toro SA Sponsored ADR..........         1,913         74,148

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 CHILE -- (Continued)
     Vina San Pedro Tarapaca SA.......................  57,038,434 $    422,730
                                                                   ------------
 TOTAL CHILE..........................................              282,791,202
                                                                   ------------
 CHINA -- (14.2%).....................................
 #   361 Degrees International, Ltd...................   7,333,000    1,714,422
     Agile Property Holdings, Ltd.....................  19,424,000   16,602,881
     Agricultural Bank of China, Ltd. Class H......... 255,464,000  123,759,610
     Air China, Ltd. Class H..........................  15,394,000    9,413,364
 #*  Aluminum Corp. of China, Ltd. ADR................     300,321    3,435,672
 #*  Aluminum Corp. of China, Ltd. Class H............  23,250,000   10,627,524
     AMVIG Holdings, Ltd..............................   5,605,100    2,103,326
 #   Angang Steel Co., Ltd. Class H...................  14,478,640   10,685,201
     Anhui Tianda Oil Pipe Co., Ltd...................   2,847,412      643,296
     Anxin-China Holdings, Ltd........................   6,108,000      769,890
 #   Asia Cement China Holdings Corp..................   7,617,000    5,617,533
 #   Asian Citrus Holdings, Ltd.......................   7,229,000    1,561,318
 *   Ausnutria Dairy Corp., Ltd.......................     268,000        9,475
 *   AVIC International Holding HK, Ltd...............  13,688,285      569,180
 *   AVIC International Holdings, Ltd.................   2,562,000    1,022,583
     Bank of China, Ltd. Class H...................... 763,167,331  363,728,619
     Bank of Communications Co., Ltd. Class H.........  98,844,574   75,735,270
 #   Baoye Group Co., Ltd. Class H....................   2,803,120    1,709,781
     BBMG Corp. Class H...............................   9,452,000    7,325,427
     Beijing Capital International Airport Co., Ltd.
       Class H........................................  24,271,599   16,697,976
     Beijing Capital Land, Ltd. Class H...............  18,113,060    6,747,371
     Beijing Enterprises Holdings, Ltd................   3,868,500   33,711,331
 #   Beijing North Star Co., Ltd. Class H.............   8,512,000    2,326,619
     Boer Power Holdings, Ltd.........................     307,000      372,323
     BYD Electronic International Co., Ltd............  10,459,136    7,681,028
     C C Land Holdings, Ltd...........................  20,944,286    4,575,119
     Carrianna Group Holdings Co., Ltd................   3,630,391      692,253
     Central China Real Estate, Ltd...................   8,241,350    2,407,497
 #*  Chaoda Modern Agriculture Holdings, Ltd..........  37,445,412    1,123,365
 *   Chigo Holding, Ltd...............................  49,744,000    1,187,834
 #   China Aerospace International Holdings, Ltd......  32,830,000    3,443,218
     China Agri-Industries Holdings, Ltd..............  19,374,500    8,405,424
     China Aoyuan Property Group, Ltd.................  15,304,000    2,824,036
 *   China Automation Group, Ltd......................   7,187,000    1,458,618
     China BlueChemical, Ltd..........................   3,682,878    1,901,604
     China CITIC Bank Corp., Ltd. Class H.............  93,161,716   61,684,222
 #   China Coal Energy Co., Ltd. Class H..............  48,417,000   29,161,184
     China Communications Construction Co., Ltd.
       Class H........................................  56,378,327   42,739,225
     China Communications Services Corp., Ltd.
       Class H........................................  29,923,071   14,621,588
     China Construction Bank Corp. Class H............ 542,030,940  416,105,446
 #*  China COSCO Holdings Co., Ltd. Class H...........  27,828,500   11,965,345
     China Dongxiang Group Co., Ltd...................  32,531,127    6,370,964
 #*  China Eastern Airlines Corp., Ltd. Class H.......     642,000      202,188
 *   China Energine International Holdings, Ltd.......     978,390       80,493
     China Everbright, Ltd............................  12,195,869   18,818,230
     China Glass Holdings, Ltd........................   9,284,000    1,222,086
 *   China Green Holdings, Ltd........................   5,013,800      260,484
 *   China High Precision Automation Group, Ltd.......     429,000       67,532
 #*  China High Speed Transmission Equipment Group
       Co., Ltd.......................................  16,532,000   12,895,700

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
CHINA -- (Continued)
#   China Hongqiao Group, Ltd.........................   2,745,500 $  2,348,825
*   China Huiyuan Juice Group, Ltd....................   4,899,483    2,195,229
#   China ITS Holdings Co., Ltd.......................   7,552,000    1,222,125
#   China Lumena New Materials Corp...................  52,602,000    8,484,139
    China Merchants Bank Co., Ltd. Class H............  10,448,596   21,142,700
    China Merchants Holdings International Co., Ltd...   5,641,958   18,979,215
    China Merchants Land, Ltd.........................   4,798,000      714,606
#*  China Metal Recycling Holdings, Ltd...............   3,259,800      743,650
*   China Mining Resources Group, Ltd.................  17,761,100      182,237
#   China Minsheng Banking Corp., Ltd. Class H........  61,191,500   63,209,875
#   China National Building Material Co., Ltd.
      Class H.........................................  37,042,000   36,931,305
#   China National Materials Co., Ltd.................  14,631,000    3,377,861
*   China New Town Development Co., Ltd...............  17,740,522    1,042,307
*   China Nickel Resources Holdings Co., Ltd..........   5,020,000      165,173
*   China Oriental Group Co., Ltd.....................      26,000        3,892
#   China Overseas Grand Oceans Group, Ltd............     382,000      308,420
#   China Petroleum & Chemical Corp. ADR..............   1,255,935  122,629,474
    China Petroleum & Chemical Corp. Class H.......... 153,367,575  150,147,530
#*  China Precious Metal Resources Holdings
      Co., Ltd........................................  20,050,000    2,661,487
*   China Properties Group, Ltd.......................   6,725,000    1,494,645
    China Qinfa Group, Ltd............................   6,458,000      321,192
    China Railway Construction Corp., Ltd. Class H....  27,067,014   25,873,887
    China Railway Group, Ltd. Class H.................  31,348,000   16,685,098
*   China Rare Earth Holdings, Ltd....................  18,343,000    2,501,439
#*  China Rongsheng Heavy Industries Group Holdings,
      Ltd.............................................  20,070,000    4,055,121
#   China SCE Property Holdings, Ltd..................   4,840,000      977,795
    China Shanshui Cement Group, Ltd..................  16,327,000    5,887,158
    China Shenhua Energy Co., Ltd. Class H............   4,174,000   12,299,980
#*  China Shipping Container Lines Co., Ltd.
      Class H.........................................  53,652,700   15,496,454
*   China Shipping Development Co., Ltd. Class H......   6,069,488    3,993,946
    China South City Holdings, Ltd....................   5,010,462    2,510,784
    China Southern Airlines Co., Ltd. Class H.........  21,276,000    7,194,368
    China Starch Holdings, Ltd........................  18,995,000      475,808
*   China Taifeng Beddings Holdings, Ltd..............     640,000      113,382
    China Tianyi Holdings, Ltd........................   2,608,000      411,704
*   China Tontine Wines Group, Ltd....................   5,828,000      250,940
    China Travel International Investment Hong Kong,
      Ltd.............................................  52,275,631   12,445,709
    China Unicom Hong Kong, Ltd.......................   2,150,000    3,755,837
#   China Unicom Hong Kong, Ltd. ADR..................   7,285,774  126,553,894
    China Vanadium Titano--Magnetite Mining Co.,
      Ltd.............................................  14,828,000    1,808,314
#*  China Yurun Food Group, Ltd.......................   7,926,000    3,788,290
    China ZhengTong Auto Services Holdings, Ltd.......   1,372,500      759,589
#   China Zhongwang Holdings, Ltd.....................  21,864,554    7,873,711
*   Chongqing Iron & Steel Co., Ltd. Class H..........   3,386,000      756,272
    Chongqing Machinery & Electric Co., Ltd.
      Class H.........................................  18,826,000    3,038,786
    Chongqing Rural Commercial Bank Class H...........  16,384,000    8,103,677
*   Chu Kong Petroleum & Natural Gas Steel Pipe
      Holdings, Ltd...................................   4,115,000    1,462,689
#   CITIC Pacific, Ltd................................  15,497,000   30,945,232
*   CITIC Resources Holdings, Ltd.....................  36,698,000    5,457,009
#*  Citychamp Watch & Jewellery Group, Ltd............  22,761,108    2,923,406
    Clear Media, Ltd..................................     600,000      587,844
*   Coastal Greenland, Ltd............................   3,303,000      116,419
#*  Comtec Solar Systems Group, Ltd...................   9,836,000    1,627,127

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 CHINA -- (Continued)
     Cosco International Holdings, Ltd................   9,474,000 $  3,987,193
     COSCO Pacific, Ltd...............................  22,542,963   33,932,889
 *   DaChan Food Asia, Ltd............................   3,297,000      407,866
 #   Dah Chong Hong Holdings, Ltd.....................     564,000      345,728
 #   Dalian Port PDA Co., Ltd. Class H................  14,226,000    4,122,877
     Dongyue Group, Ltd...............................   1,910,000      873,473
 *   Dynasty Fine Wines Group, Ltd....................   9,228,600      321,510
     Embry Holdings, Ltd..............................     544,000      306,873
 #   Evergrande Real Estate Group, Ltd................  73,433,000   31,829,826
     Evergreen International Holdings, Ltd............   1,628,000      208,828
 #   Fantasia Holdings Group Co., Ltd.................  18,989,515    2,311,948
     Fosun International, Ltd.........................  11,902,244   15,115,972
     Franshion Properties China, Ltd..................  47,556,580   13,962,411
 #   Fufeng Group, Ltd................................   2,745,000    1,061,758
 *   Global Bio-Chem Technology Group Co., Ltd........  27,044,360    1,039,990
 *   Global Sweeteners Holdings, Ltd..................   9,846,350      495,522
 *   Glorious Property Holdings, Ltd..................  41,022,000    6,064,590
 #   Golden Meditech Holdings, Ltd....................   9,303,112    1,492,397
 #   Goldlion Holdings, Ltd...........................   1,448,000      623,230
 #   GOME Electrical Appliances Holding, Ltd..........  77,549,000   13,089,526
     Greenland Hong Kong Holdings, Ltd................   3,841,575    1,894,996
     Greentown China Holdings, Ltd....................   9,099,091   11,705,477
     Guangdong Land Holdings, Ltd.....................   1,178,000      259,528
     Guangshen Railway Co., Ltd. Class H..............     888,000      356,669
 #   Guangshen Railway Co., Ltd. Sponsored ADR........     426,392    8,553,423
     Guangzhou Automobile Group Co., Ltd. Class H.....  19,321,572   21,666,602
     Guangzhou R&F Properties Co., Ltd................  12,951,914   18,989,503
     Guodian Technology & Environment Group Co., Ltd.
       Class H........................................     633,000      141,871
     Hainan Meilan International Airport Co., Ltd.
       Class H........................................   1,989,000    1,733,862
 #   Hanergy Solar Group, Ltd.........................  36,580,000    5,730,543
 #   Harbin Electric Co., Ltd. Class H................  10,851,474    7,281,936
 *   Heng Tai Consumables Group, Ltd..................  61,125,195    1,102,218
     Hengdeli Holdings, Ltd...........................     168,000       29,205
 *   Hidili Industry International Development, Ltd...  16,270,000    2,115,074
 #*  HKC Holdings, Ltd................................  33,708,878    1,016,936
     Honghua Group, Ltd...............................     565,000      138,459
     Hopefluent Group Holdings, Ltd...................     374,000      129,439
 #*  Hopson Development Holdings, Ltd.................  11,192,000   12,484,779
     Hua Han Bio-Pharmaceutical Holdings, Ltd.........   6,481,429    1,807,816
     Hutchison Harbour Ring, Ltd......................   6,028,000      457,623
     Industrial & Commercial Bank of China, Ltd.
       Class H........................................ 302,174,996  206,475,311
     Inspur International, Ltd........................   4,131,343      871,948
     Jiangxi Copper Co., Ltd. Class H.................   8,607,000   16,387,531
     Jingwei Textile Machinery Class H................      50,000       47,640
 #   Ju Teng International Holdings, Ltd..............  11,604,249    7,753,288
     Jutal Offshore Oil Services, Ltd.................     316,000      116,905
 *   Kai Yuan Holdings, Ltd...........................  53,460,000      870,475
 #   Kaisa Group Holdings, Ltd........................  22,755,632    8,312,705
     Kasen International Holdings, Ltd................   1,885,000      389,825
     Kingboard Chemical Holdings, Ltd.................   9,278,845   19,470,863
     Kingboard Laminates Holdings, Ltd................   8,667,500    3,577,508
     KWG Property Holding, Ltd........................  19,984,500   14,590,974
     Lai Fung Holdings, Ltd...........................  55,094,560    1,288,145

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 CHINA -- (Continued)
     Lee & Man Paper Manufacturing, Ltd...............   6,334,000 $ 3,850,554
 *   Lianhua Supermarket Holdings Co., Ltd. Class H...     101,000      55,549
 *   Lingbao Gold Co., Ltd. Class H...................   3,826,000     670,857
 *   LK Technology Holdings, Ltd......................     112,500      11,250
 #   Lonking Holdings, Ltd............................  24,606,000   4,404,068
 *   Loudong General Nice Resources China Holdings,
       Ltd............................................  21,592,800   1,481,195
 *   Maanshan Iron & Steel Co., Ltd. Class H..........  22,204,000   5,178,489
     Maoye International Holdings, Ltd................  11,139,000   1,873,382
 #   Metallurgical Corp. of China, Ltd. Class H.......  24,678,659   5,404,378
     MIE Holdings Corp................................   3,704,000     629,747
     MIN XIN Holdings, Ltd............................   1,376,418     748,997
 *   Mingfa Group International Co., Ltd..............     501,000     116,102
 #   Minmetals Land, Ltd..............................  19,829,205   2,727,000
     Minth Group, Ltd.................................   2,080,000   3,968,263
 #   MMG, Ltd.........................................  12,452,000   4,960,581
 #   New World China Land, Ltd........................  24,698,600  14,759,275
     New World Department Store China, Ltd............     869,000     382,848
 #   Nine Dragons Paper Holdings, Ltd.................  21,249,000  17,456,377
 *   O-Net Communications Group, Ltd..................   3,321,000     927,482
     Overseas Chinese Town Asia Holdings, Ltd.........     208,000      76,485
 #   Parkson Retail Group, Ltd........................   6,241,000   1,867,240
     Peak Sport Products Co., Ltd.....................  10,288,000   2,724,456
 #   Poly Property Group Co., Ltd.....................  31,419,488  15,206,456
     Ports Design, Ltd................................     593,500     253,968
 *   Pou Sheng International Holdings, Ltd............  10,989,529     961,840
 *   Powerlong Real Estate Holdings, Ltd..............  12,520,000   1,883,317
 *   Prosperity International Holdings HK, Ltd........  17,680,000     565,953
     Qingling Motors Co., Ltd. Class H................  12,058,000   3,621,378
     Qunxing Paper Holdings Co., Ltd..................   5,020,071     244,848
 *   Real Gold Mining, Ltd............................   3,137,500     106,472
 #   Real Nutriceutical Group, Ltd....................  11,046,000   2,703,468
     Regent Manner International Holdings, Ltd........   1,114,000     257,296
 *   Renhe Commercial Holdings Co., Ltd...............  36,946,000   1,825,826
     REXLot Holdings, Ltd.............................  37,241,621   3,876,804
     Samson Holding, Ltd..............................   8,080,452   1,031,737
 *   Sany Heavy Equipment International Holdings Co.,
       Ltd............................................   4,107,000     963,033
     Scud Group, Ltd..................................     330,000      47,593
 * Semiconductor Manufacturing International Corp... 144,223,000 13,079,509 #* Semiconductor Manufacturing International Corp.
       ADR............................................   1,331,701   6,059,240
 #   Shandong Chenming Paper Holdings, Ltd. Class H...   4,247,318   2,008,158
     Shanghai Industrial Holdings, Ltd................   8,240,918  27,427,412
 *   Shanghai Industrial Urban Development Group,
       Ltd............................................  12,954,000   2,660,415
     Shanghai Jin Jiang International Hotels Group
       Co., Ltd. Class H..............................  15,240,000   4,773,214
     Shanghai Prime Machinery Co., Ltd. Class H.......   7,700,000   1,243,311
 *   Shanghai Zendai Property, Ltd....................  11,460,000     182,260
     Shenzhen International Holdings, Ltd.............  11,746,617  14,488,687
     Shenzhen Investment, Ltd.........................  40,044,234  13,787,973
     Shimao Property Holdings, Ltd....................  22,765,535  52,343,432
 *   Shougang Concord International Enterprises Co.,
       Ltd............................................  77,386,208   3,708,223
 #   Shougang Fushan Resources Group, Ltd.............  44,054,594  11,501,398
     Shui On Land, Ltd................................  58,000,803  15,479,207
 *   Sijia Group Co...................................   1,152,649      38,223
     Silver Grant International Industries, Ltd.......  19,944,804   2,651,715

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  CHINA -- (Continued)
  *   SIM Technology Group, Ltd........................  9,345,000 $   523,582
  *   Sino Oil And Gas Holdings, Ltd................... 50,035,000   1,593,362
  #   Sino-Ocean Land Holdings, Ltd.................... 44,680,701  26,094,664
  #*  Sinofert Holdings, Ltd........................... 23,952,000   3,370,643
  *   Sinolink Worldwide Holdings, Ltd................. 15,470,508   1,387,103
      Sinopec Kantons Holdings, Ltd....................  2,501,010   1,849,221
  *   Sinotrans Shipping, Ltd.......................... 14,935,416   4,108,230
      Sinotrans, Ltd. Class H.......................... 14,818,000   9,177,258
      Sinotruk Hong Kong, Ltd..........................  9,234,835   4,883,906
      Skyworth Digital Holdings, Ltd................... 30,901,796  15,253,204
      SMI Corp., Ltd................................... 18,960,000     719,406
      SOHO China, Ltd.................................. 28,354,888  23,800,910
  *   Solargiga Energy Holdings, Ltd...................  3,261,486     169,209
  *   Sparkle Roll Group, Ltd..........................    256,000      13,525
      SRE Group, Ltd................................... 36,294,285   1,133,793
  #   Sunac China Holdings, Ltd........................  7,739,000   6,336,216
      TCC International Holdings, Ltd.................. 14,035,056   6,485,871
  *   TCL Multimedia Technology Holdings, Ltd..........  5,310,200   1,951,974
      Tian An China Investment Co., Ltd................  6,859,000   5,122,019
      Tian Shan Development Holding, Ltd...............     60,000      25,719
  #   Tiangong International Co., Ltd.................. 15,623,944   3,388,860
      Tianjin Port Development Holdings, Ltd........... 18,511,657   3,036,702
  #   Tianneng Power International, Ltd................  6,914,280   2,651,544
      Tomson Group, Ltd................................  1,864,772     508,166
      Tonly Electronics Holdings, Ltd..................    538,220     422,478
      TPV Technology, Ltd..............................  9,854,496   2,130,636
      Travelsky Technology, Ltd. Class H............... 12,392,500  11,187,125
  *   Trony Solar Holdings Co., Ltd....................  8,775,000     133,606
      Truly International Holdings, Ltd................  3,361,500   2,022,316
      Wasion Group Holdings, Ltd.......................  3,619,291   2,871,804
      Weiqiao Textile Co. Class H......................  7,453,000   3,976,508
      West China Cement, Ltd........................... 35,390,000   4,297,533
      Xiamen International Port Co., Ltd. Class H...... 15,252,000   2,796,150
      Xingda International Holdings, Ltd............... 10,884,000   4,359,181
  #   Xinhua Winshare Publishing and Media Co., Ltd.
        Class H........................................  4,837,000   4,091,627
  *   Xinjiang Xinxin Mining Industry Co., Ltd.
        Class H........................................  7,701,000   2,045,832
  *   Xiwang Property Holdings Co., Ltd................  6,670,736     484,401
      Xiwang Special Steel Co., Ltd....................  4,859,000     666,696
      XTEP International Holdings, Ltd.................  1,701,500     727,109
  *   Yanchang Petroleum International, Ltd............ 38,490,000   1,920,663
  #   Yanzhou Coal Mining Co., Ltd. Class H............ 16,400,000  13,382,293
  #   Yanzhou Coal Mining Co., Ltd. Sponsored ADR......     60,792     492,415
      Yip's Chemical Holdings, Ltd.....................    482,000     314,174
      Youyuan International Holdings, Ltd..............    580,229     126,366
      Yuanda China Holdings, Ltd.......................    212,000      16,050
      Yuexiu Property Co., Ltd......................... 75,308,170  16,874,159
  #   Yuzhou Properties Co., Ltd.......................  8,838,960   2,048,088
      Zhengzhou Coal Mining Machinery Group Co., Ltd.
        Class H........................................    480,600     301,053
      Zhong An Real Estate, Ltd........................  7,317,800   1,244,800

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
CHINA -- (Continued)
#   Zoomlion Heavy Industry Science and Technology
      Co., Ltd....................................... 11,443,200 $    7,192,618
                                                                 --------------
TOTAL CHINA..........................................             3,096,133,424
                                                                 --------------
COLOMBIA -- (0.1%)...................................
    Almacenes Exito SA...............................     22,754        367,363
    Cementos Argos SA................................    554,537      3,250,259
    Constructora Conconcreto SA......................     27,675         22,562
*   Fabricato SA..................................... 12,570,118        117,882
    Grupo Argos SA...................................     25,578        310,466
    Grupo de Inversiones Suramericana SA.............    638,207     14,214,532
    Grupo Nutresa SA.................................    432,408      6,243,926
    Mineros SA.......................................     65,037        100,324
                                                                 --------------
TOTAL COLOMBIA.......................................                24,627,314
                                                                 --------------
CZECH REPUBLIC -- (0.2%).............................
    CEZ A.S..........................................    668,740     18,927,527
    O2 Czech Republic AS.............................    438,286      5,773,545
    Pegas Nonwovens SA...............................    134,543      4,044,397
*   Unipetrol A.S....................................  1,423,606      8,791,786
                                                                 --------------
TOTAL CZECH REPUBLIC.................................                37,537,255
                                                                 --------------
GREECE -- (0.1%).....................................
*   Alpha Bank AE....................................  6,054,491      4,837,769
    Bank of Greece...................................     26,513        491,805
*   Ellaktor SA......................................    788,273      3,992,911
    Elval--Hellenic Aluminium Industry SA............      8,595         19,884
*   GEK Terna Holding Real Estate Construction SA....    644,639      3,203,664
    Hellenic Petroleum SA............................    297,717      2,330,888
*   Intracom Holdings SA.............................  1,482,317      1,309,935
*   Intralot SA-Integrated Lottery Systems &
      Services.......................................     76,173        187,907
*   Marfin Investment Group Holdings SA..............    779,131        461,546
*   Mytilineos Holdings SA...........................    361,703      3,095,028
*   National Bank of Greece SA.......................    220,190        700,973
#*  National Bank of Greece SA ADR...................    185,316        600,424
*   Piraeus Bank SA..................................  3,484,614      7,321,157
*   Sidenor Holdings SA..............................     21,740         41,463
    Terna Energy SA..................................      5,747         29,735
    Titan Cement Co. SA..............................      4,070        124,777
                                                                 --------------
TOTAL GREECE.........................................                28,749,866
                                                                 --------------
HUNGARY -- (0.3%)....................................
*   Danubius Hotel and SpA P.L.C.....................    108,124      2,520,313
*   FHB Mortgage Bank P.L.C..........................      2,790          8,627
    MOL Hungarian Oil and Gas P.L.C..................     70,297      3,399,806
    OTP Bank P.L.C...................................  3,898,283     67,566,300
*   PannErgy.........................................    116,700        153,961
    Tisza Chemical Group P.L.C.......................    231,000      4,056,705
                                                                 --------------
TOTAL HUNGARY........................................                77,705,712
                                                                 --------------
INDIA -- (7.9%)......................................
    Aban Offshore, Ltd...............................    243,885      3,084,577
*   ABG Shipyard, Ltd................................    266,625      1,109,738

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  INDIA -- (Continued)
      Adani Enterprises, Ltd...........................  2,518,112 $17,859,402
      Aditya Birla Nuvo, Ltd...........................    670,068  16,257,233
      Akzo Nobel India, Ltd............................     24,211     415,400
      Alembic Pharmaceuticals, Ltd.....................    130,792     755,668
      Allahabad Bank...................................  2,114,906   4,202,443
      Alok Industries, Ltd............................. 10,204,534   2,061,847
      Amtek Auto, Ltd..................................  1,481,936   6,300,850
      Amtek India, Ltd.................................    462,177     694,397
  *   Anant Raj, Ltd...................................  1,652,053   1,703,679
      Andhra Bank......................................  2,676,709   3,619,533
      Apollo Tyres, Ltd................................  3,695,587  10,542,206
      Arvind, Ltd......................................  3,503,698  13,220,255
  *   Ashok Leyland, Ltd............................... 14,186,705   8,022,029
      Asian Hotels East, Ltd...........................      1,050       3,722
      Atul, Ltd........................................     16,725     328,261
      Axis Bank, Ltd...................................  1,222,500   7,916,027
      Bajaj Finance, Ltd...............................     88,796   3,240,912
      Bajaj Finserv, Ltd...............................     88,252   1,377,299
  *   Bajaj Hindusthan, Ltd............................  1,496,314     600,256
      Bajaj Holdings & Investment, Ltd.................    386,795   8,283,221
      Ballarpur Industries, Ltd........................  4,000,857   1,100,447
      Balmer Lawrie & Co., Ltd.........................    127,212   1,155,561
      Balrampur Chini Mills, Ltd.......................  2,438,192   3,036,409
      Bank of Baroda...................................  1,232,256  17,481,990
      Bank of India....................................  1,966,165   8,809,907
      Bank Of Maharashtra..............................  1,498,465   1,145,642
      BEML, Ltd........................................    112,246   1,172,594
      BGR Energy Systems, Ltd..........................    145,379     433,394
      Bharat Electronics, Ltd..........................     10,591     307,802
      Bharat Heavy Electricals, Ltd....................  7,387,737  27,670,131
  *   Bharti Airtel, Ltd...............................    793,985   4,879,995
      Bhushan Steel, Ltd...............................  1,127,438   7,333,327
      Birla Corp., Ltd.................................    131,129     821,301
      Bombay Burmah Trading Co.........................      1,746       6,177
      Bombay Dyeing & Manufacturing Co., Ltd...........  1,470,338   1,719,384
  *   Bombay Rayon Fashions, Ltd.......................     15,542      40,987
      Brigade Enterprises, Ltd.........................     10,795      22,710
      Cairn India, Ltd.................................  8,360,478  43,520,248
      Canara Bank......................................  1,722,820  11,227,305
      Capital First, Ltd...............................    160,713     647,177
      Ceat, Ltd........................................     63,096     540,615
      Central Bank Of India............................  2,797,848   3,215,735
      Century Textiles & Industries, Ltd...............    807,675   7,966,568
      Chambal Fertilizers & Chemicals, Ltd.............  2,046,327   1,918,718
  *   City Union Bank, Ltd.............................  1,450,289   1,778,041
      Claris Lifesciences, Ltd.........................     74,868     209,602
      Corp. Bank.......................................    436,134   2,554,977
      Cox & Kings, Ltd.................................    668,306   2,903,140
  *   Cranes Software International, Ltd...............    114,443       6,240
      Cyient, Ltd......................................     26,080     165,096
      Dalmia Bharat, Ltd...............................    161,517   1,183,295
  *   DB Realty, Ltd...................................  1,335,325   1,785,278
  *   DCB Bank, Ltd....................................  2,874,325   3,902,129

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- -----------
  INDIA -- (Continued)
      DCM Shriram, Ltd.................................   186,375 $   537,468
      Deepak Fertilisers & Petrochemicals Corp., Ltd...   476,194   1,285,052
  *   DEN Networks, Ltd................................   157,211     554,758
      Dena Bank........................................ 1,885,938   2,101,414
      Dewan Housing Finance Corp., Ltd.................   115,020     669,954
      DLF, Ltd......................................... 7,623,132  24,721,063
      Dredging Corp. Of India, Ltd.....................    51,482     380,676
      Edelweiss Financial Services, Ltd................ 1,159,888   1,171,929
  *   Educomp Solutions, Ltd...........................   647,077     332,620
      Eicher Motors, Ltd...............................    10,058   1,403,381
  *   EID Parry India, Ltd.............................   862,462   2,738,270
      EIH, Ltd.........................................   886,903   1,473,503
  *   Elder Pharmaceuticals, Ltd.......................    35,373     108,755
      Electrosteel Castings, Ltd.......................   726,399     354,715
  *   Era Infra Engineering, Ltd.......................   848,180     301,746
  *   Eros International Media, Ltd....................   287,017   1,040,044
      Escorts, Ltd..................................... 1,368,597   2,664,153
      Ess Dee Aluminium, Ltd...........................    42,453     375,846
  *   Essar Oil, Ltd...................................   963,947   1,826,931
      Essar Ports, Ltd.................................   693,268   1,046,704
  *   Essar Shipping, Ltd..............................   241,588      84,132
      Essel Propack, Ltd...............................   743,707   1,273,551
      Federal Bank, Ltd................................ 8,414,667  16,581,293
      Financial Technologies India, Ltd................   252,944   1,300,060
      Finolex Cables, Ltd..............................   688,924   2,353,237
      Finolex Industries, Ltd..........................   630,901   2,894,825
  *   Firstsource Solutions, Ltd....................... 3,647,130   2,305,157
  *   Fortis Healthcare, Ltd........................... 1,198,204   2,327,131
  *   Future Lifestyle Fashions, Ltd...................         1           1
      Future Retail, Ltd...............................   389,790     797,517
      GAIL India, Ltd.................................. 2,243,319  16,011,430
      Gateway Distriparks, Ltd.........................   203,891     785,693
      Gati, Ltd........................................    73,862     143,432
  *   Gitanjali Gems, Ltd..............................   235,124     274,458
      Godrej Properties, Ltd...........................    89,893     338,170
      Graphite India, Ltd..............................   593,951   1,077,318
      Grasim Industries, Ltd...........................    15,142     802,194
      Great Eastern Shipping Co., Ltd. (The)........... 1,015,526   6,137,739
      Greaves Cotton, Ltd..............................     9,635      18,116
  *   GTL Infrastructure, Ltd..........................   690,000      29,603
      Gujarat Alkalies & Chemicals, Ltd................   449,629   1,548,676
      Gujarat Fluorochemicals, Ltd.....................   282,115   2,446,718
      Gujarat Mineral Development Corp., Ltd...........   161,481     409,427
      Gujarat Narmada Valley Fertilizers & Chemicals,
        Ltd............................................   729,530   1,110,537
  *   Gujarat NRE Coke, Ltd............................ 2,674,572     481,671
      Gujarat State Fertilisers & Chemicals, Ltd....... 2,186,080   2,753,055
      Gujarat State Petronet, Ltd...................... 2,302,964   3,381,265
      Gulf Oil Corp., Ltd..............................   108,111     275,729
  *   Gulf Oil Lubricants India, Ltd...................   113,892     472,241
  *   HBL Power Systems, Ltd...........................    89,904      28,041
  *   HCL Infosystems, Ltd............................. 1,107,643   1,343,147
      HEG, Ltd.........................................   138,303     611,893
  *   HeidelbergCement India, Ltd......................   517,983     527,183

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
 *   Hexa Tradex, Ltd.................................    265,877 $    162,545
     Hindalco Industries, Ltd......................... 22,212,623   69,979,558
     Hinduja Global Solutions, Ltd....................     60,085      625,680
     Hinduja Ventures, Ltd............................     31,879      165,719
 *   Hindustan Construction Co., Ltd..................  7,005,199    4,580,881
 *   Hotel Leela Venture, Ltd.........................    959,697      398,763
 *   Housing Development & Infrastructure, Ltd........    576,990      882,750
     HSIL, Ltd........................................    228,894      918,634
     HT Media, Ltd....................................     98,395      171,572
     ICICI Bank, Ltd..................................    630,654   15,220,004
     ICICI Bank, Ltd. Sponsored ADR...................  3,344,526  167,293,190
     IDBI Bank, Ltd...................................  4,225,680    6,195,373
     IDFC, Ltd........................................  6,072,777   15,141,583
     IFCI, Ltd........................................  6,602,323    4,119,048
     IIFL Holdings, Ltd...............................  2,848,913    6,112,271
     IL&FS Transportation Networks, Ltd...............     29,506      112,057
     India Cements, Ltd. (The)........................  3,961,705    6,697,735
     Indiabulls Housing Finance, Ltd..................  1,795,884   12,036,671
 *   Indiabulls Infrastructure and Power, Ltd.........  9,942,615      900,620
     Indiabulls Real Estate, Ltd......................  1,059,231    1,365,334
     Indian Bank......................................  1,326,290    3,217,864
 *   Indian Hotels Co., Ltd...........................  4,892,741    7,605,177
     Indian Overseas Bank.............................  2,513,158    2,893,519
     Indo Rama Synthetics India.......................     20,657        8,084
     ING Vysya Bank, Ltd..............................    265,599    2,691,939
     Ingersoll-Rand India, Ltd........................     23,057      217,026
     Jain Irrigation Systems, Ltd.....................  4,113,650    6,915,700
     Jaiprakash Associates, Ltd....................... 20,703,122   19,853,827
     Jammu & Kashmir Bank, Ltd. (The).................    327,195    8,576,146
     Jaypee Infratech, Ltd............................  2,364,140    1,268,039
     JB Chemicals & Pharmaceuticals, Ltd..............    373,888    1,077,107
     JBF Industries, Ltd..............................    140,339      310,382
     Jindal Poly Films, Ltd...........................    188,270      817,998
 *   Jindal Poly Investment & Finance Co., Ltd........     28,370       78,281
     Jindal Saw, Ltd..................................  2,076,447    2,629,190
 *   Jindal Stainless, Ltd............................    635,937      509,305
     Jindal Steel & Power, Ltd........................  3,776,573   17,049,061
     JK Cement, Ltd...................................    150,961      959,183
     JK Lakshmi Cement, Ltd...........................    457,907    1,866,773
     JK Tyre & Industries, Ltd........................     13,334       67,488
     JM Financial, Ltd................................  4,580,382    3,065,983
     JSW Energy, Ltd..................................  5,630,861    6,996,964
     JSW Steel, Ltd...................................  1,930,901   37,406,100
     Jubilant Life Sciences, Ltd......................    725,633    2,236,215
     Kakinada Fertilizers, Ltd........................  2,082,494       72,327
     Kalpataru Power Transmission, Ltd................    284,263      754,967
     Karnataka Bank, Ltd. (The).......................  2,195,065    4,586,197
     Karur Vysya Bank, Ltd. (The).....................    387,245    3,077,382
     KEC International, Ltd...........................    505,136      999,797
 *   Kesoram Industries, Ltd..........................    449,716      815,540
     Kirloskar Brothers, Ltd..........................      2,141       10,164
     Kirloskar Oil Engines, Ltd.......................    302,974    1,318,250
     KRBL, Ltd........................................     26,823       35,075

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES    VALUE++
                                                         --------- ----------
   INDIA -- (Continued)
       KSB Pumps, Ltd...................................     7,207 $   63,405
       Lakshmi Vilas Bank, Ltd. (The)...................   457,710    626,612
   *   Mahanagar Telephone Nigam........................    99,304     49,104
       Maharashtra Seamless, Ltd........................   173,050    868,863
       Mahindra Lifespace Developers, Ltd...............   144,775  1,401,774
       Man Infraconstruction, Ltd.......................     1,968      5,261
       Manaksia, Ltd....................................    35,686     47,178
       MAX India, Ltd...................................    30,211    152,671
       McLeod Russel India, Ltd.........................   496,900  2,299,538
   *   Mercator, Ltd.................................... 1,796,935    982,934
       Merck, Ltd.......................................    22,680    268,682
       MOIL, Ltd........................................     4,675     23,088
       Monnet Ispat & Energy, Ltd.......................   179,359    379,169
       Motilal Oswal Financial Services, Ltd............     4,955     18,266
       Mphasis, Ltd.....................................    78,246    587,546
       MRF, Ltd.........................................    11,110  4,263,193
   *   Nagarjuna Oil Refinery, Ltd......................   766,116     58,681
       Nahar Capital and Financial Services, Ltd........     4,416      5,678
       National Aluminium Co., Ltd...................... 2,316,888  2,210,528
       Nava Bharat Ventures, Ltd........................    27,806    102,897
       NCC, Ltd......................................... 2,621,585  3,148,156
       NIIT Technologies, Ltd...........................   475,175  2,933,804
       NIIT, Ltd........................................   767,524    537,168
       Noida Toll Bridge Co., Ltd.......................   155,450     82,360
       Oberoi Realty, Ltd...............................    31,596    134,833
       OCL India, Ltd...................................    61,362    291,650
       OMAXE, Ltd.......................................   933,149  1,945,152
       Orient Cement, Ltd...............................   567,622    973,240
       Orient Paper & Industries, Ltd...................    47,163     21,339
       Oriental Bank of Commerce........................ 1,205,589  5,472,471
   *   Oswal Chemicals & Fertilizers, Ltd...............   362,297    192,581
   *   Panacea Biotec, Ltd..............................    23,946     66,107
   *   Parsvnath Developers, Ltd........................ 1,519,483    669,299
       PC Jeweller, Ltd.................................    58,608    123,142
       Peninsula Land, Ltd..............................   145,366     91,241
       Petronet LNG, Ltd................................   710,816  2,141,986
   *   Pipavav Defence & Offshore Engineering
         Co., Ltd.......................................    22,287     19,761
       Piramal Enterprises, Ltd.........................   747,550  7,982,091
   *   Plethico Pharmaceuticals, Ltd....................   210,217    159,139
       Polaris Financial Technology, Ltd................   908,662  3,203,450
   *   Polyplex Corp., Ltd..............................     8,778     30,754
   *   Power Finance Corp., Ltd.........................    16,793     74,243
       Prakash Industries, Ltd..........................    42,527     78,469
   *   Prime Focus, Ltd.................................     8,309      6,785
   *   Prism Cement, Ltd................................   408,522    485,776
       PTC India Financial Services, Ltd................ 1,088,918    584,922
       PTC India, Ltd................................... 3,887,558  5,341,849
   *   Punj Lloyd, Ltd.................................. 1,569,682  1,111,206
       Punjab & Sind Bank...............................   116,252    123,466
       Puravankara Projects, Ltd........................    38,860     70,172
       Radico Khaitan, Ltd..............................   193,640    311,565
       Rain Industries, Ltd............................. 1,537,364    991,783
       Rajesh Exports, Ltd..............................   287,502    763,005

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 INDIA -- (Continued)
     Ramco Cements, Ltd. (The)........................    399,005 $  1,878,016
     Raymond, Ltd.....................................    629,181    4,360,664
     Redington India, Ltd.............................    164,702      268,270
     REI Agro, Ltd....................................  5,013,829      293,682
     Reliance Capital, Ltd............................  1,319,922   12,642,663
     Reliance Communications, Ltd..................... 10,751,778   23,754,490
     Reliance Industries, Ltd......................... 21,131,225  348,542,756
     Reliance Industries, Ltd. GDR....................    107,000    3,537,501
 *   Reliance Power, Ltd.............................. 10,522,956   16,010,669
     Rolta India, Ltd.................................  1,564,222    2,731,965
     Ruchi Soya Industries, Ltd.......................  1,822,167    1,171,306
     Rural Electrification Corp., Ltd.................  2,768,400   13,893,245
     Sesa Sterlite, Ltd............................... 10,908,103   51,894,176
     Sesa Sterlite, Ltd. ADR..........................  1,546,032   29,096,330
 *   Shipping Corp. of India, Ltd.....................  2,347,867    2,232,944
     Shree Renuka Sugars, Ltd.........................  7,680,873    2,905,136
     Simplex Infrastructures, Ltd.....................        373        1,780
     Sintex Industries, Ltd...........................  2,238,387    3,117,754
     Sobha Developers, Ltd............................    580,548    4,309,548
     South Indian Bank, Ltd. (The)....................  9,724,062    4,824,338
     SREI Infrastructure Finance, Ltd.................  1,470,670    1,099,796
     SRF, Ltd.........................................    302,169    2,930,718
     State Bank of Bikaner & Jaipur...................     50,954      554,820
     State Bank of India..............................  2,405,064   95,983,756
     State Bank of India GDR..........................      1,449      115,593
     State Bank of Travancore.........................      1,903       19,533
     Steel Authority of India, Ltd....................  2,234,111    3,226,998
 *   Sterling Biotech, Ltd............................     43,631        8,344
     Sterlite Technologies, Ltd.......................  1,813,999    1,708,794
     Styrolution ABS India, Ltd.......................     28,114      252,971
     Sundram Fasteners, Ltd...........................     37,667       65,221
 *   Suzlon Energy, Ltd............................... 16,275,656    5,824,192
     Syndicate Bank...................................  2,880,564    6,781,051
     Tamil Nadu Newsprint & Papers, Ltd...............     45,093      120,019
     Tata Chemicals, Ltd..............................  1,201,925    6,821,265
     Tata Global Beverages, Ltd.......................  5,408,195   13,655,119
     Tata Investment Corp., Ltd.......................     25,871      234,616
     Tata Motors, Ltd.................................  1,879,866   13,783,310
     Tata Motors, Ltd. Sponsored ADR..................    163,263    6,419,501
     Tata Steel, Ltd..................................  8,632,925   78,572,189
     Techno Electric & Engineering Co., Ltd...........      1,571        7,125
 *   Teledata Marine Solutions, Ltd...................    267,258           --
     Time Technoplast, Ltd............................    498,379      408,181
     Trent, Ltd.......................................     16,579      332,942
     Triveni Turbine, Ltd.............................     34,494       55,058
     Tube Investments of India, Ltd...................    515,266    2,512,005
 *   TV18 Broadcast, Ltd..............................  5,164,426    2,527,826
     UCO Bank.........................................  5,290,500    8,583,564
     Uflex, Ltd.......................................    339,502      692,493
     Unichem Laboratories, Ltd........................    182,522      630,812
     Union Bank of India..............................  1,648,312    5,152,591
 *   Unitech, Ltd.....................................  8,573,872    3,576,913
     UPL, Ltd.........................................  3,800,118   20,480,388

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES        VALUE++
                                                   ------------- --------------
 INDIA -- (Continued)
     Usha Martin, Ltd.............................     1,811,897 $    1,267,177
 *   Uttam Galva Steels, Ltd......................        35,955         44,841
     VA Tech Wabag, Ltd...........................         1,281         30,065
 *   Vardhman Special Steels, Ltd.................         6,934          4,931
     Vardhman Textiles, Ltd.......................       129,540      1,016,072
     Videocon Industries, Ltd.....................     1,050,830      2,907,522
     Vijaya Bank..................................     2,884,524      2,300,386
     Voltas, Ltd..................................       319,969      1,009,517
     Welspun Corp., Ltd...........................     1,847,557      2,537,171
 *   Welspun Enterprises, Ltd.....................        92,378        277,641
     Welspun India, Ltd...........................        40,290        156,883
     Wockhardt, Ltd...............................       349,476      3,879,959
     Zensar Technologies, Ltd.....................        30,831        213,991
     Zuari Agro Chemicals, Ltd....................       128,304        379,634
     Zuari Global, Ltd............................        47,351         66,942
                                                                 --------------
 TOTAL INDIA                                                      1,722,617,239
                                                                 --------------
 INDONESIA -- (2.5%)
     Adaro Energy Tbk PT..........................   234,785,000     23,620,879
     Agung Podomoro Land Tbk PT...................    92,226,900      2,627,694
     Alam Sutera Realty Tbk PT....................   136,995,700      6,062,464
     Aneka Tambang Persero Tbk PT.................    80,886,500      8,736,822
     Asahimas Flat Glass Tbk PT...................     5,277,000      3,481,998
     Astra Graphia Tbk PT.........................     2,107,900        414,758
 *   Bakrie and Brothers Tbk PT................... 1,056,525,750      4,562,841
 *   Bakrie Sumatera Plantations Tbk PT...........   131,887,800        570,712
 *   Bakrie Telecom Tbk PT........................   260,426,500      1,124,710
 *   Bakrieland Development Tbk PT................   623,458,520      2,692,544
     Bank Bukopin Tbk PT..........................    63,324,333      3,933,208
     Bank Danamon Indonesia Tbk PT................    36,234,654     11,921,433
     Bank Mandiri Persero Tbk PT..................    75,216,231     65,449,801
     Bank Negara Indonesia Persero Tbk PT.........   123,523,241     53,503,822
 *   Bank Pan Indonesia Tbk PT....................   146,005,601     11,168,000
     Bank Pembangunan Daerah Jawa Barat Dan
       Banten Tbk PT..............................    34,447,300      2,478,550
     Bank Permata Tbk PT..........................       381,272         45,098
     Bank Tabungan Negara Persero Tbk PT..........    72,795,427      6,732,888
 *   Barito Pacific Tbk PT........................    15,599,000        382,724
 *   Benakat Integra Tbk PT.......................   110,043,600      1,107,844
 *   Berau Coal Energy Tbk PT.....................    23,286,000        198,568
 *   Berlian Laju Tanker Tbk PT...................   128,161,466             --
     BISI International Tbk PT....................    13,895,800        607,279
 *   Borneo Lumbung Energi & Metal Tbk PT.........    11,399,700         86,649
 *   Budi Starch & Sweetener Tbk PT...............    10,470,000        100,057
 *   Bumi Resources Minerals Tbk PT...............     5,277,200        127,478
 *   Bumi Resources Tbk PT........................   179,167,400      2,901,848
     Bumi Serpong Damai PT........................    13,195,000      1,783,144
     BW Plantation Tbk PT.........................       666,600         65,642
 *   Central Proteinaprima Tbk PT.................   178,071,500        769,041
     Charoen Pokphand Indonesia Tbk PT............    41,003,730     13,667,473
     Ciputra Development Tbk PT...................   137,205,000     13,505,026
     Ciputra Property Tbk PT......................    29,202,100      1,890,503
     Ciputra Surya Tbk PT.........................    17,099,600      3,543,750
     Clipan Finance Indonesia Tbk PT..............     2,995,500        107,458

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 INDONESIA -- (Continued)
 *   Darma Henwa Tbk PT............................... 246,575,442 $ 1,064,891
 *   Davomas Abadi Tbk PT............................. 138,239,500          --
 *   Delta Dunia Makmur Tbk PT........................  27,910,900     389,140
     Elnusa Tbk PT....................................  49,522,100   2,847,585
 *   Energi Mega Persada Tbk PT....................... 570,221,378   4,420,189
 *   Erajaya Swasembada Tbk PT........................  22,519,700   2,183,729
 *   Ever Shine Textile Tbk PT........................  19,342,215     365,877
 *   Exploitasi Energi Indonesia Tbk PT...............   2,302,700      36,707
     Gajah Tunggal Tbk PT.............................  28,553,100   4,434,154
 *   Garuda Indonesia Persero Tbk PT..................  24,387,781     919,334
     Global Mediacom Tbk PT...........................  94,263,500  15,489,643
 *   Gozco Plantations Tbk PT.........................  11,963,100     102,951
 *   Great River International Tbk PT.................   1,788,000          --
     Gudang Garam Tbk PT..............................   2,472,400  11,432,507
 *   Hanson International Tbk PT......................   4,012,200     215,282
     Harum Energy Tbk PT..............................  15,904,400   2,855,740
     Hexindo Adiperkasa Tbk PT........................   1,364,644     426,681
     Holcim Indonesia Tbk PT..........................  19,521,200   5,051,117
 *   Indah Kiat Pulp & Paper Corp. Tbk PT.............  39,300,900   4,606,077
     Indika Energy Tbk PT.............................  25,774,400   1,526,914
     Indo Tambangraya Megah Tbk PT....................     157,900     351,910
 *   Indo-Rama Synthetics Tbk PT......................      41,500       3,101
     Indofood Sukses Makmur Tbk PT....................  63,168,400  38,023,700
     Intiland Development Tbk PT......................  70,374,300   2,881,939
     Japfa Comfeed Indonesia Tbk PT...................  27,068,750   2,907,637
     Jaya Real Property Tbk PT........................ 127,605,000  10,198,989
     Kawasan Industri Jababeka Tbk PT................. 320,121,820   7,130,708
 *   Krakatau Steel Persero Tbk PT....................     783,300      30,849
 *   Lippo Cikarang Tbk PT............................     850,200     583,102
     Lippo Karawaci Tbk PT............................ 322,394,649  30,455,619
     Matahari Putra Prima Tbk PT......................  26,817,100   6,767,082
     Mayora Indah Tbk PT..............................   7,000,017  17,733,965
     Medco Energi Internasional Tbk PT................  27,482,300   8,215,016
 *   Mitra International Resources Tbk PT.............   3,233,060      13,829
     MNC Investama Tbk PT............................. 290,449,200   9,211,681
 *   Modernland Realty Tbk PT.........................  29,895,800   1,134,180
     Multipolar Tbk PT................................  71,386,700   4,564,644
 *   Nusantara Infrastructure Tbk PT..................  21,648,200     386,743
     Pabrik Kertas Tjiwi Kimia Tbk PT.................     492,000      45,897
     Pan Brothers Tbk PT..............................     183,750       6,572
 *   Panasia Indo Resources Tbk PT....................     135,600       3,760
 *   Panin Financial Tbk PT........................... 232,232,600   4,947,978
     Paninvest Tbk PT.................................  30,871,000   1,690,326
     Perusahaan Perkebunan London Sumatra Indonesia
       Tbk PT.........................................  47,179,684   8,449,476
     Petrosea Tbk PT..................................   3,762,500     410,083
 *   Polychem Indonesia Tbk PT........................  11,333,300     199,426
     Ramayana Lestari Sentosa Tbk PT..................  23,873,400   2,216,778
     Salim Ivomas Pratama Tbk PT......................  22,449,300   1,717,559
     Sampoerna Agro PT................................  11,632,441   2,122,366
     Samudera Indonesia Tbk PT........................      13,300       3,829
     Selamat Sempurna Tbk PT..........................  12,255,300   4,716,703
 *   Sentul City Tbk PT............................... 179,345,400   1,805,071
 *   Sigmagold Inti Perkasa Tbk PT....................  43,405,100   1,662,079

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 INDONESIA -- (Continued)
     Sinar Mas Agro Resources and Technology Tbk PT...   7,806,900 $  4,221,535
     Sinar Mas Multiartha Tbk PT......................       2,000          609
     Summarecon Agung Tbk PT..........................   4,216,614      483,817
 *   Sunson Textile Manufacturer Tbk PT...............   2,520,000       14,552
 *   Surya Dumai Industri Tbk.........................   5,145,000           --
     Surya Semesta Internusa Tbk PT...................  40,116,500    2,493,206
     Surya Toto Indonesia Tbk PT......................     680,000      234,938
 *   Suryainti Permata Tbk PT.........................  17,378,000           --
     Tiga Pilar Sejahtera Food Tbk....................  27,536,222    5,599,967
     Timah Persero Tbk PT.............................  58,830,760    7,159,857
     Trias Sentosa Tbk PT.............................     336,500        9,550
 *   Trimegah Securities Tbk PT.......................   9,367,000       59,432
 *   Truba Alam Manunggal Engineering PT.............. 129,244,500       66,981
     Tunas Baru Lampung Tbk PT........................  17,379,500    1,007,808
     Tunas Ridean Tbk PT..............................  42,848,500    2,679,203
     Ultrajaya Milk Industry & Trading Co. Tbk PT.....   9,982,500    3,439,260
     Unggul Indah Cahaya Tbk PT.......................     319,635       49,074
     United Tractors Tbk PT...........................  10,731,700   21,046,960
     Vale Indonesia Tbk PT............................  42,202,300   14,405,164
 *   Visi Media Asia Tbk PT...........................   8,872,500      202,634
     Wintermar Offshore Marine Tbk PT.................     497,998       60,650
     XL Axiata Tbk PT.................................   2,328,600    1,079,057
                                                                   ------------
 TOTAL INDONESIA                                                    543,248,075
                                                                   ------------
 ISRAEL -- (0.0%)
 *   Knafaim Holdings, Ltd............................       5,195       10,053
 *   Liberty Properties, Ltd..........................       2,467       11,881
     Mivtach Shamir Holdings, Ltd.....................         368       12,109
                                                                   ------------
 TOTAL ISRAEL                                                            34,043
                                                                   ------------
 MALAYSIA -- (3.8%)
     A & M Realty Bhd.................................     151,200       69,301
 *   Adventa Bhd......................................      62,000       19,991
     Affin Holdings Bhd...............................  12,507,950   13,737,502
     Ahmad Zaki Resources Bhd.........................     164,200       36,889
 #   AirAsia Bhd......................................  23,478,600   17,889,914
 #   Alam Maritim Resources Bhd.......................   3,316,600    1,602,941
     Alliance Financial Group Bhd.....................  16,479,900   25,134,405
     Allianz Malaysia Bhd.............................      28,800      117,184
     Amcorp Properties Bhd............................      70,900       27,053
     AMMB Holdings Bhd................................  23,966,062   51,908,008
     Ann Joo Resources Bhd............................   2,973,600    1,198,021
     APM Automotive Holdings Bhd......................     745,300    1,442,841
     Batu Kawan Bhd...................................   2,078,750   12,835,723
     Benalec Holdings Bhd.............................   5,639,600    1,864,340
     Berjaya Assets Bhd...............................     171,900       44,553
     Berjaya Corp. Bhd................................  44,584,280    7,035,374
     Berjaya Land Bhd.................................  13,220,000    3,497,848
 #   BIMB Holdings Bhd................................   4,454,545    6,024,992
     BLD Plantation Bhd...............................       6,600       17,523
 #   Boustead Holdings Bhd............................   7,372,598   12,072,629
 *   Boustead Plantations Bhd.........................   1,491,900      737,548

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  MALAYSIA -- (Continued)
      Cahya Mata Sarawak Bhd...........................  8,311,700 $10,211,340
      Can-One Bhd......................................    401,400     331,337
      CB Industrial Product Holding Bhd................  1,314,900   1,968,996
      Chin Teck Plantations Bhd........................    309,100     939,624
      Coastal Contracts Bhd............................  2,541,700   4,072,102
      Crescendo Corp. Bhd..............................    158,000     146,166
      CSC Steel Holdings Bhd...........................  2,503,800     947,590
  *   Cycle & Carriage Bintang Bhd.....................     61,900      45,956
  *   Datuk Keramik Holdings Bhd.......................    127,000          --
      Daya Materials Bhd............................... 10,663,200     979,740
  #   DRB-Hicom Bhd.................................... 18,941,300  13,236,419
  #   Eastern & Oriental Bhd........................... 14,902,115  13,571,817
  *   ECM Libra Financial Group Bhd....................  2,242,050     719,124
      Engtex Group Bhd.................................    311,800     184,498
  *   Evergreen Fibreboard Bhd.........................  2,145,426     374,968
      Eversendai Corp. Bhd.............................  1,374,000     433,981
      Faber Group Bhd..................................  3,909,600   4,473,353
      FAR East Holdings Bhd............................    403,800     958,499
  *   Fountain View Development Bhd....................  2,573,200          --
      Genting Bhd......................................  7,193,200  22,134,944
  #   Genting Malaysia Bhd............................. 29,344,300  40,342,151
      Genting Plantations Bhd..........................     42,700     146,964
      George Kent Malaysia BHD.........................     63,400      36,354
      Glomac Bhd.......................................  7,416,300   2,779,400
  *   Goldis Bhd.......................................  3,227,495   2,461,066
      GuocoLand Malaysia Bhd...........................  2,003,200   1,119,044
  #   HAP Seng Consolidated Bhd........................ 14,387,600  15,792,507
      Hap Seng Plantations Holdings Bhd................  3,806,300   3,165,673
      Hiap Teck Venture Bhd............................  1,136,100     271,916
      Hong Leong Financial Group Bhd...................  2,590,151  14,113,323
      Hong Leong Industries Bhd........................  1,257,300   2,672,626
      Hua Yang Bhd.....................................  1,279,433     962,588
  *   Hubline Bhd......................................  1,920,150      26,621
      Hwang Capital Malaysia Bhd.......................    930,700     564,868
      IGB Corp. Bhd.................................... 15,137,390  13,441,102
  #   IJM Corp. Bhd.................................... 23,540,859  49,229,195
      IJM Land Bhd.....................................  7,064,700   7,437,650
      IJM Plantations Bhd..............................    514,200     580,324
      Inch Kenneth Kajang Rubber.......................    578,900     161,688
      Insas Bhd........................................  3,075,948   1,176,476
      Integrax Bhd.....................................    974,800     714,038
      Iris Corp. Bhd................................... 18,661,000   2,551,191
  *   Iskandar Waterfront City Bhd.....................  1,676,200     814,238
  *   JAKS Resources Bhd...............................  9,634,600   2,272,364
      Jaya Tiasa Holdings Bhd..........................  5,469,333   4,189,461
      JCY International Bhd............................ 10,030,900   2,203,728
  *   K&N Kenanga Holdings Bhd.........................  3,223,887     804,215
  *   Karambunai Corp. Bhd............................. 14,822,700     411,195
      Keck Seng Malaysia Bhd...........................  2,515,500   5,220,677
      Kian JOO CAN Factory Bhd.........................  4,777,380   4,643,243
  *   KIG Glass Industrial Bhd.........................    260,000          --
      Kim Loong Resources Bhd..........................    499,100     465,065
      Kimlun Corp. Bhd.................................    815,300     415,541

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  MALAYSIA -- (Continued)
  *   Kinsteel Bhd.....................................  1,633,200 $    81,557
      KLCCP Stapled Group..............................  5,041,100  10,124,827
  *   KNM Group Bhd.................................... 23,053,425   7,610,458
  *   Kretam Holdings Bhd..............................  3,502,400     622,811
  *   KSL Holdings Bhd.................................  3,006,866   2,818,556
  *   KUB Malaysia Bhd.................................  5,684,400   1,105,763
  #*  Kulim Malaysia Bhd...............................  9,420,100   9,592,152
      Kumpulan Fima Bhd................................  2,385,600   1,669,896
      Kumpulan Perangsang Selangor Bhd.................  4,262,300   2,021,538
      Kwantas Corp. Bhd................................    288,400     193,122
  *   Land & General Bhd............................... 10,793,700   2,192,033
  *   Landmarks Bhd....................................  3,371,808   1,698,224
      LBS Bina Group Bhd...............................  3,377,500   1,826,076
      Lion Diversified Holdings Bhd....................    553,800      30,304
      Lion Industries Corp. Bhd........................  7,777,781   1,905,641
      Magnum Bhd.......................................  4,749,700   4,544,857
  #   Mah Sing Group Bhd...............................  7,769,639   5,797,760
      Malayan Flour Mills Bhd..........................  2,417,550   1,550,534
  #   Malaysia Airports Holdings Bhd...................  3,811,709   8,952,736
  #*  Malaysian Airline System Bhd..................... 35,129,500   2,408,866
      Malaysian Bulk Carriers Bhd......................  6,155,725   3,381,877
      Malaysian Pacific Industries Bhd.................  1,245,175   2,360,694
      Malaysian Resources Corp. Bhd.................... 17,714,900   9,579,155
      Malton Bhd.......................................  1,937,800     669,451
      MBM Resources Bhd................................  2,500,303   2,325,059
  #   Media Prima Bhd..................................  1,895,700   1,473,184
      Mega First Corp. Bhd.............................  1,204,500     863,351
      MISC Bhd......................................... 11,322,204  23,031,800
      MK Land Holdings BHD.............................  9,637,500   1,591,843
      MKH Bhd..........................................  2,743,770   3,569,821
  #   MMC Corp. Bhd.................................... 14,697,180  11,509,819
      MNRB Holdings Bhd................................  1,754,000   2,586,962
      Muda Holdings Bhd................................    148,500     105,308
  #   Mudajaya Group Bhd...............................  4,170,600   3,282,996
      Muhibbah Engineering M Bhd.......................  4,868,500   4,758,383
  *   Mulpha International Bhd......................... 30,057,000   5,017,967
      Naim Holdings Bhd................................  3,201,500   4,004,203
      NCB Holdings Bhd.................................  2,451,500   2,250,676
      Negri Sembilan Oil Palms Bhd.....................    167,600     311,881
      Oriental Holdings Bhd............................  3,680,879   9,016,123
  #   OSK Holdings Bhd.................................  7,814,971   5,294,134
      Pacific & Orient Bhd.............................    334,330     145,174
      Panasonic Manufacturing Malaysia Bhd.............    382,080   2,518,278
      Pantech Group Holdings Bhd.......................  2,385,400     779,329
  *   Paracorp Bhd.....................................    252,000          --
      Paramount Corp. Bhd..............................  1,547,025     770,202
  #*  Parkson Holdings Bhd.............................  3,903,167   3,544,622
  #*  Perdana Petroleum Bhd............................  3,429,380   1,991,979
      Perusahaan Sadur Timah Malaysia Bhd..............      6,800      10,332
      Pie Industrial Bhd...............................    388,320     849,812
      PJ Development Holdings Bhd......................  4,273,600   2,494,366
      Pos Malaysia Bhd.................................  1,223,517   2,003,287
  #   PPB Group Bhd....................................  8,450,166  39,555,423

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  MALAYSIA -- (Continued)
      Press Metal Bhd..................................  3,386,981 $ 5,625,071
  *   Prime Utilities Bhd..............................     39,000          --
      Protasco Bhd.....................................  1,700,600     970,520
      RCE Capital Bhd..................................  4,800,900     538,751
      RHB Capital Bhd.................................. 12,740,882  36,027,654
      Rimbunan Sawit Bhd...............................  6,010,900   1,416,481
      Salcon Bhd.......................................  5,132,400   1,464,576
      Sarawak Oil Palms Bhd............................    469,120     994,740
      Sarawak Plantation Bhd...........................     99,200      83,631
      Scientex Bhd.....................................     43,748      77,812
  *   Scomi Group Bhd.................................. 25,227,900   3,293,543
  *   Seal, Inc. BHD...................................    177,200      79,513
      Selangor Dredging Bhd............................  1,312,700     538,593
      Selangor Properties Bhd..........................     65,700     133,793
      Shangri-La Hotels Malaysia Bhd...................    739,100   1,728,098
  *   Shell Refining Co. Federation of Malaya Bhd......    195,800     337,276
      SHL Consolidated Bhd.............................    693,700     657,203
  #   SP Setia Bhd Group...............................  2,538,108   2,785,275
      Star Publications Malaysia Bhd...................  1,522,300   1,250,931
      Subur Tiasa Holdings Bhd.........................    315,330     227,819
      Sunway Bhd....................................... 12,563,126  12,590,194
  #   Supermax Corp. Bhd...............................  8,498,700   5,768,408
      Suria Capital Holdings Bhd.......................    771,000     664,813
  *   Symphony Life Bhd................................  1,589,910     560,161
      Ta Ann Holdings Bhd..............................  1,581,522   2,112,879
      TA Enterprise Bhd................................ 20,749,900   6,598,618
      TA Global Bhd.................................... 13,214,580   1,737,358
      TAHPS Group Bhd..................................     27,000      79,594
  *   Talam Transform Bhd.............................. 11,783,850     475,133
      TAN Chong Motor Holdings Bhd.....................  4,685,000   7,763,120
  *   Tanjung Offshore Bhd.............................  4,295,000     780,944
      TDM Bhd.......................................... 14,109,900   4,331,466
      TH Plantations Bhd...............................    492,400     307,845
  *   Time dotCom Bhd..................................  5,476,280   7,859,939
      Tiong NAM Logistics Holdings.....................    445,400     192,147
      Tropicana Corp. Bhd..............................  6,932,200   3,099,672
  #   UEM Sunrise Bhd..................................  6,258,045   4,112,961
      Unisem M Bhd.....................................  8,850,800   4,824,990
      United Malacca Bhd...............................    960,500   2,253,944
      United Plantations Bhd...........................    413,500   3,746,910
      United U-Li Corp. BHD............................     26,500      14,611
      UOA Development Bhd..............................  5,056,900   3,262,234
      VS Industry Bhd..................................  1,337,193     832,785
      Wah Seong Corp. Bhd..............................  5,751,043   3,345,277
  #   WCT Holdings Bhd................................. 13,190,315   8,896,764
      Wing Tai Malaysia Bhd............................  1,868,800   1,265,732
      WTK Holdings Bhd.................................  6,575,950   2,848,234
      YNH Property Bhd.................................  5,291,959   3,433,528
  #   YTL Corp. Bhd.................................... 89,825,050  44,095,640

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 MALAYSIA -- (Continued)
 *   YTL Land & Development Bhd.......................  3,291,000 $  1,020,968
                                                                  ------------
 TOTAL MALAYSIA                                                    829,734,877
                                                                  ------------
 MEXICO -- (6.5%)
     Alfa S.A.B. de C.V. Class A...................... 48,554,143  132,587,335
 #   Alpek S.A. de C.V................................  1,684,482    3,059,335
     Arca Continental S.A.B. de C.V...................  3,828,563   27,066,376
 #*  Axtel S.A.B. de C.V.............................. 12,494,935    4,253,193
 *   Bio Pappel S.A.B. de C.V.........................    400,207      789,819
     Bolsa Mexicana de Valores S.A.B. de C.V..........    560,927    1,141,796
 #*  Cemex S.A.B. de C.V..............................    115,602      145,421
 #*  Cemex S.A.B. de C.V. Sponsored ADR............... 17,909,306  224,940,883
     Cia Minera Autlan S.A.B. de C.V. Series B........  1,193,652    1,426,604
 #   Coca-Cola Femsa S.A.B. de C.V. Series L..........     33,494      357,590
 #   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR.....      2,821      301,085
 *   Consorcio ARA S.A.B. de C.V. Series *............ 12,268,655    5,605,346
 #   Controladora Comercial Mexicana S.A.B. de C.V....  6,137,714   22,582,331
     Corp. Actinver S.A.B. de C.V.....................     87,033      100,002
 #*  Corp. GEO S.A.B. de C.V. Series B................  9,461,653       94,617
 *   Corp. Interamericana de Entretenimiento S.A.B.
       de C.V. Class B................................  1,560,786    1,157,012
 *   Desarrolladora Homex S.A.B. de C.V...............  3,011,482      577,201
 *   Dine S.A.B. de C.V...............................  1,027,267      528,398
     El Puerto de Liverpool S.A.B. de C.V. Series 1...     13,200      157,911
 *   Empaques Ponderosa S.A. de C.V...................     90,000           --
 #*  Empresas ICA S.A.B. de C.V.......................  6,733,013   11,938,111
 #*  Empresas ICA S.A.B. de C.V. Sponsored ADR........  1,113,191    7,925,920
 #   Fomento Economico Mexicano S.A.B. de C.V.........  2,503,454   23,542,315
     Fomento Economico Mexicano S.A.B. de C.V.
       Sponsored ADR..................................  2,566,579  240,976,102
 #*  Gruma S.A.B. de C.V. Class B.....................  3,249,870   35,669,905
 #*  Gruma S.A.B. de C.V. Sponsored ADR...............     13,352      585,886
 #*  Grupo Aeromexico S.A.B. de C.V...................  1,011,933    1,684,004
     Grupo Aeroportuario del Centro Norte S.A.B. de
       C.V............................................    909,373    3,583,150
     Grupo Aeroportuario del Centro Norte S.A.B. de
       C.V. ADR.......................................     40,450    1,274,579
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       ADR............................................    634,177   42,692,795
     Grupo Aeroportuario del Pacifico S.A.B. de C.V.
       Class B........................................  1,204,121    8,103,680
     Grupo Aeroportuario del Sureste S.A.B. de C.V.
       ADR............................................    271,607   33,809,639
 #   Grupo Aeroportuario del Sureste S.A.B. de C.V.
       Class B........................................  1,203,482   14,966,145
     Grupo Carso S.A.B. de C.V. Series A1............. 10,173,868   57,618,570
     Grupo Cementos de Chihuahua S.A.B. de C.V........  2,799,446    7,808,591
 #   Grupo Comercial Chedraui S.A. de C.V.............  1,643,791    5,334,239
 #   Grupo Elektra S.A.B. de C.V......................    146,016    3,766,594
 *   Grupo Famsa S.A.B. de C.V. Class A...............  2,848,854    3,372,509
 #   Grupo Financiero Banorte S.A.B. de C.V........... 23,817,280  158,451,572
     Grupo Financiero Inbursa S.A.B. de C.V........... 18,043,892   55,141,697
 #   Grupo Financiero Interacciones S.A. de C.V.......     52,820      383,564
 #   Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B........................................  2,550,559    6,781,554
     Grupo Financiero Santander Mexico S.A.B. de C.V.
       Class B ADR....................................  1,699,969   22,575,588
     Grupo Gigante S.A.B. de C.V. Series *............    471,076    1,322,006
     Grupo Industrial Maseca S.A.B. de C.V. Class B...  2,756,800    4,356,245
     Grupo Industrial Saltillo S.A.B. de C.V..........  1,342,969    3,332,026
     Grupo KUO S.A.B. de C.V. Series B................  2,065,160    4,672,385
 #   Grupo Mexico S.A.B. de C.V. Series B............. 19,995,903   71,150,324
 *   Grupo Pochteca S.A.B. de C.V.....................     59,149       71,364

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 MEXICO -- (Continued)
 *   Grupo Posadas S.A.B. de C.V....................     355,600 $      645,567
 *   Grupo Qumma S.A. de C.V. Series B..............       5,301             --
 #   Grupo Sanborns S.A.B. de C.V...................     265,813        438,732
 #*  Grupo Simec S.A.B. de C.V. Series B............   1,805,132      8,631,043
 #*  Grupo Simec S.A.B. de C.V. Sponsored ADR.......      15,368        222,682
 *   Grupo Sports World S.A.B. de C.V...............     113,793        195,393
     Industrias Bachoco S.A.B. de C.V. ADR..........      11,353        603,298
 #   Industrias Bachoco S.A.B. de C.V. Series B.....   1,032,437      4,578,022
 *   Industrias CH S.A.B. de C.V. Series B..........   3,271,348     18,286,885
 *   Inmuebles Carso S.A.B. de C.V..................  10,212,591     11,371,357
     Medica Sur S.A.B. de C.V. Series B.............       1,000          3,782
     Megacable Holdings S.A.B. de C.V...............     142,143        614,376
     Mexichem S.A.B. de C.V.........................   1,186,171      4,737,506
 *   Minera Frisco S.A.B. de C.V....................   8,156,280     16,016,417
 #*  OHL Mexico S.A.B. de C.V.......................   7,755,840     22,551,777
 #*  Organizacion Cultiba S.A.B. de C.V.............      66,397        118,128
 #*  Organizacion Soriana S.A.B. de C.V. Class B....  15,007,550     48,893,735
     Qualitas Controladora S.A.B. de C.V............   1,901,809      5,160,203
 *   Sanluis Corp. S.A.B. de C.V....................      10,800         30,627
 *   Savia SA Class A...............................   3,457,285             --
 #   TV Azteca S.A.B. de C.V........................   8,589,891      4,723,790
 #*  Urbi Desarrollos Urbanos S.A.B. de C.V.........   9,102,158          2,754
 *   Vitro S.A.B. de C.V. Series A..................   1,544,127      4,088,082
                                                                 --------------
 TOTAL MEXICO                                                     1,411,677,470
                                                                 --------------
 PHILIPPINES -- (1.0%)
     A Soriano Corp.................................  20,047,600      3,216,010
     Alliance Global Group, Inc.....................  21,608,806     12,978,956
     Alsons Consolidated Resources, Inc.............  20,379,000        957,205
     Atlas Consolidated Mining & Development........   3,627,000      1,330,034
     BDO Unibank, Inc...............................  11,071,205     22,960,919
     Cebu Air, Inc..................................     587,850        773,529
     Cebu Holdings, Inc.............................   4,909,550        580,536
     Century Properties Group, Inc..................  18,519,000        556,725
     China Banking Corp.............................     413,626        525,915
 *   East West Banking Corp.........................      40,700         27,985
     EEI Corp.......................................     104,600         27,829
 *   Empire East Land Holdings, Inc.................  44,392,000        949,167
 *   Export & Industry Bank, Inc. Class A...........      14,950             --
     Filinvest Development Corp.....................     142,800         15,279
     Filinvest Land, Inc............................ 194,080,031      6,463,423
     First Philippine Holdings Corp.................   4,485,480      7,403,406
 *   Fwbc Holdings, Inc.............................   5,471,786             --
     JG Summit Holdings, Inc........................   4,969,200      6,050,289
     Lopez Holdings Corp............................  31,203,400      3,768,606
     LT Group, Inc..................................   3,861,300      1,410,300
     Megaworld Corp................................. 201,002,600     19,476,029
     Metropolitan Bank & Trust Co...................  11,267,992     22,157,998
 *   Mondragon International Philippines, Inc.......   2,464,000             --
     Petron Corp....................................   5,338,000      1,505,098
 *   Philippine National Bank.......................   4,995,673     10,283,808
 *   Philippine National Construction Corp..........     398,900          8,431
     Philippine Savings Bank........................   1,232,313      3,833,260

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  PHILIPPINES -- (Continued)
  *   Philippine Townships, Inc........................    226,200 $        --
  *   Philtown Properties, Inc.........................      6,701          --
      Phinma Corp......................................  1,864,398     471,885
      Phoenix Petroleum Philippines, Inc...............    379,200      51,422
      Rizal Commercial Banking Corp....................  4,764,548   6,109,676
      Robinsons Land Corp.............................. 29,039,350  15,054,288
      San Miguel Corp..................................  6,280,226  11,385,588
      San Miguel Pure Foods Co., Inc...................     45,870     242,829
      Security Bank Corp...............................  1,566,924   4,309,323
      Shang Properties, Inc............................    614,285      46,910
  *   SM Prime Holdings, Inc...........................         --          --
  *   Top Frontier Investment Holdings, Inc............    628,532   2,203,484
      Trans-Asia Oil & Energy Development Corp......... 22,132,000   1,245,498
      Union Bank of the Philippines....................  2,674,824   7,241,491
      Universal Robina Corp............................  7,540,485  27,933,523
      Vista Land & Lifescapes, Inc..................... 61,486,968   8,281,117
                                                                   -----------
  TOTAL PHILIPPINES                                                211,837,771
                                                                   -----------
  POLAND -- (1.7%)
      ABC Data SA......................................     17,624      22,449
  *   Agora SA.........................................    713,032   1,826,348
      Amica Wronki SA..................................      1,496      44,157
      Asseco Poland SA.................................  1,316,660  17,514,828
      Bank Millennium SA...............................  5,684,268  13,632,282
  #*  Bioton SA........................................    123,074     168,193
      Ciech SA.........................................    533,502   6,154,250
      ComArch SA.......................................      2,787      67,192
      Dom Development SA...............................     35,203     499,394
  #   Enea SA..........................................  1,874,529   9,103,806
      Firma Oponiarska Debica SA.......................    102,634   3,025,984
  #*  Getin Holding SA.................................  3,221,895   2,847,221
  *   Getin Noble Bank SA..............................  3,650,584   3,217,672
  #   Grupa Azoty SA...................................    120,403   2,809,739
      Grupa Kety SA....................................    113,700   8,011,429
  *   Grupa Lotos SA...................................  1,269,075  14,721,647
  #*  Hawe SA..........................................    628,103     596,789
  *   Impexmetal SA....................................  5,570,319   3,893,143
  *   Jastrzebska Spolka Weglowa SA....................    242,099   3,212,191
  *   Kernel Holding SA................................    175,171   1,614,360
  *   KGHM Polska Miedz SA.............................  1,166,933  47,875,375
      Kopex SA.........................................    555,501   1,875,794
  *   LC Corp. SA......................................  1,640,595     918,363
      Lentex SA........................................     17,702      45,518
      Lubelski Wegiel Bogdanka SA......................      3,618     132,631
  *   MCI Management SA................................     74,201     224,106
      Netia SA.........................................  4,220,671   7,602,620
      Orbis SA.........................................    538,910   7,226,602
      Pelion SA........................................     10,134     232,435
      PGE SA........................................... 14,358,931  95,529,968
  *   Polimex-Mostostal SA.............................  9,708,951     278,371
  *   Polnord SA.......................................     21,759      55,477
  *   Polski Koncern Miesny Duda SA....................    131,391     276,549
  #   Polski Koncern Naftowy Orlen SA..................  6,100,502  72,030,940

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 POLAND -- (Continued)
 *   Rawlplug SA......................................    110,853 $    323,224
 *   Rovese SA........................................  1,435,338      551,070
 *   Sygnity SA.......................................    194,766    1,044,044
     Synthos SA.......................................  4,428,455    6,372,894
 *   Tauron Polska Energia SA......................... 16,452,154   26,707,799
 #*  Trakcja SA.......................................  4,775,085    1,552,035
 *   Vistula Group SA.................................    194,428      108,048
                                                                  ------------
 TOTAL POLAND                                                      363,946,937
                                                                  ------------
 RUSSIA -- (2.5%)
 *   AFI Development P.L.C. GDR.......................     31,828       20,077
     Gazprom OAO Sponsored ADR........................ 67,242,144  490,645,080
     Lukoil OAO Sponsored ADR.........................    475,571   26,513,652
 *   Magnitogorsk Iron & Steel Works OJSC GDR.........  1,929,398    4,732,973
 *   Mechel Sponsored ADR.............................    456,334      862,471
     RusHydro JSC ADR.................................  8,655,901   14,644,296
     VTB Bank OJSC GDR................................  1,933,866    4,223,057
                                                                  ------------
 TOTAL RUSSIA                                                      541,641,606
                                                                  ------------
 SOUTH AFRICA -- (6.9%)
     Adcorp Holdings, Ltd.............................    585,744    1,829,756
     Aeci, Ltd........................................  1,152,215   13,134,044
 #   African Bank Investments, Ltd....................  9,264,952    5,314,667
     African Oxygen, Ltd..............................      4,647        8,081
     African Rainbow Minerals, Ltd....................  1,988,489   36,881,410
     Allied Electronics Corp., Ltd....................    563,821    1,387,694
 #*  Anglo American Platinum, Ltd.....................     88,247    3,874,153
 *   AngloGold Ashanti, Ltd...........................  1,022,110   17,525,496
 *   AngloGold Ashanti, Ltd. Sponsored ADR............  4,223,414   72,600,487
 *   ArcelorMittal South Africa, Ltd..................  2,285,018    8,093,749
     Argent Industrial, Ltd...........................     92,823       44,219
     Astral Foods, Ltd................................        498        6,675
 #*  Aveng, Ltd.......................................  7,755,414   17,598,076
 #   Barclays Africa Group, Ltd.......................  6,214,975   96,700,284
 #   Barloworld, Ltd..................................  4,227,491   40,091,524
 *   Basil Read Holdings, Ltd.........................    570,445      356,080
 *   Bell Equipment, Ltd..............................    350,278      472,302
     Blue Label Telecoms, Ltd.........................  4,442,015    3,331,275
 *   Brait SE.........................................  1,689,395   11,768,865
     Business Connexion Group, Ltd....................  1,823,337    1,080,503
     Caxton and CTP Publishers and Printers, Ltd......  3,259,804    4,807,382
 #   Clover Industries, Ltd...........................    527,433      853,938
 *   Consolidated Infrastructure Group, Ltd...........     67,591      187,675
 *   Corpgro, Ltd.....................................    579,166           --
     Datacentrix Holdings, Ltd........................    188,927       68,768
 #   DataTec, Ltd.....................................  3,120,053   16,290,118
     Distell Group, Ltd...............................    252,668    3,201,515
     Distribution and Warehousing Network, Ltd........    250,120      247,169
     DRDGOLD, Ltd.....................................  6,340,068    1,795,483
 #   DRDGOLD, Ltd. Sponsored ADR......................     13,664       39,079
     Eqstra Holdings, Ltd.............................  2,392,686    1,543,616
 *   Evraz Highveld Steel and Vanadium, Ltd...........    125,156       78,942

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 SOUTH AFRICA -- (Continued)
 #   Exxaro Resources, Ltd............................  1,041,831 $ 14,115,391
     Gold Fields, Ltd.................................  1,961,930    7,733,779
     Gold Fields, Ltd. Sponsored ADR.................. 11,933,327   47,017,308
     Grand Parade Investments, Ltd....................      5,685        3,342
     Grindrod, Ltd....................................  7,354,290   17,903,166
     Group Five, Ltd..................................  1,116,913    4,161,983
 *   Harmony Gold Mining Co., Ltd.....................  2,395,811    7,374,027
 *   Harmony Gold Mining Co., Ltd. Sponsored ADR......  2,493,138    7,554,208
     Hudaco Industries, Ltd...........................     28,795      243,534
 *   Hulamin, Ltd.....................................  1,508,425    1,127,994
     Iliad Africa, Ltd................................    179,921      122,867
     Illovo Sugar, Ltd................................    252,157      704,903
     Impala Platinum Holdings, Ltd....................  5,974,743   59,206,679
     Imperial Holdings, Ltd...........................    212,832    3,919,639
     Investec, Ltd....................................  4,667,299   40,171,648
 *   JCI, Ltd......................................... 10,677,339           --
 #   JD Group, Ltd....................................  2,681,862    6,232,356
     KAP Industrial Holdings, Ltd.....................     84,438       31,440
 #   Lewis Group, Ltd.................................  1,851,877   10,968,441
     Liberty Holdings, Ltd............................  1,514,284   18,268,698
     Mediclinic International, Ltd....................    850,095    6,764,804
 *   Merafe Resources, Ltd............................ 21,718,286    2,798,848
     Metair Investments, Ltd..........................    869,105    3,003,184
     MMI Holdings, Ltd................................ 18,652,591   45,063,098
     Mondi, Ltd.......................................  1,745,241   30,692,245
     Mpact, Ltd.......................................  2,218,373    6,217,380
 *   Murray & Roberts Holdings, Ltd...................  4,558,659   10,608,637
     Mustek, Ltd......................................     48,438       35,039
 #   Nedbank Group, Ltd...............................  3,855,686   83,973,572
 *   Northam Platinum, Ltd............................  3,067,226   12,546,979
     Omnia Holdings, Ltd..............................    372,219    8,053,232
     Peregrine Holdings, Ltd..........................  1,528,648    3,309,969
     Petmin, Ltd......................................  1,417,358      285,040
     PSG Group, Ltd...................................    565,917    5,205,276
     Raubex Group, Ltd................................  1,211,193    2,604,786
 *   RCL Foods, Ltd...................................     31,832       48,792
     Reunert, Ltd.....................................     10,887       65,240
 *   Royal Bafokeng Platinum, Ltd.....................    257,660    1,751,490
     Sanlam, Ltd...................................... 21,439,255  121,605,608
 *   Sappi, Ltd.......................................  8,875,886   33,550,307
 *   Sappi, Ltd. Sponsored ADR........................    695,410    2,593,879
     Sasol, Ltd. Sponsored ADR........................    640,884   37,075,139
     Sibanye Gold, Ltd................................    892,852    2,117,773
 #   Sibanye Gold, Ltd. Sponsored ADR.................  2,965,465   28,290,536
     Standard Bank Group, Ltd......................... 20,160,388  271,247,182
 *   Stefanutti Stocks Holdings, Ltd..................    526,548      452,552
 #   Steinhoff International Holdings, Ltd............ 23,854,878  119,165,062
 *   Super Group, Ltd.................................  3,291,857    9,220,953
 #*  Telkom SA SOC, Ltd...............................  4,708,793   21,739,400
     Times Media Group, Ltd...........................    253,556      508,899
     Tongaat Hulett, Ltd..............................    732,845   10,435,633
     Trencor, Ltd.....................................  1,267,858    8,977,552
     Value Group, Ltd.................................    976,777      481,160

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES      VALUE++
                                                      --------- --------------
  SOUTH AFRICA -- (Continued)
      Wilson Bayly Holmes-Ovcon, Ltd.................    67,278 $      802,732
      Zeder Investments, Ltd......................... 2,015,912      1,095,220
                                                                --------------
  TOTAL SOUTH AFRICA                                             1,500,461,626
                                                                --------------
  SOUTH KOREA -- (14.6%)
  #   Aekyung Petrochemical Co., Ltd.................    13,441        864,993
      Agabang&Company................................    28,188        143,931
  #   AK Holdings, Inc...............................    25,287      1,482,575
  *   Amotech Co., Ltd...............................    22,640        156,329
  #   Asia Cement Co., Ltd...........................    25,169      2,673,286
      ASIA Holdings Co., Ltd.........................    12,413      1,660,841
  #   Asia Paper Manufacturing Co., Ltd..............    42,541        960,316
      AtlasBX Co., Ltd...............................     1,295         51,798
  #*  AUK Corp.......................................   617,090      1,202,203
      Bookook Securities Co., Ltd....................    28,655        380,031
      Boryung Pharmaceutical Co., Ltd................     6,846        267,956
  #   BS Financial Group, Inc........................ 2,042,369     32,618,025
      BYC Co., Ltd...................................       810        177,448
  #   Byucksan Corp..................................    10,100         43,086
  #*  Capro Corp.....................................    79,730        339,337
  #*  Celltrion Pharm, Inc...........................     7,951         76,396
  #*  China Great Star International, Ltd............   425,611      1,394,373
  #*  China Ocean Resources Co., Ltd................. 1,011,023      1,169,492
      Chokwang Paint, Ltd............................     1,920         19,390
      Chosun Refractories Co., Ltd...................     9,371      1,050,801
      CJ Corp........................................   133,817     18,867,082
  #*  CJ Korea Express Co., Ltd......................    83,759     10,974,639
      CKD Bio Corp...................................    20,570        308,897
  #*  Cosmochemical Co., Ltd.........................   120,200        744,026
  #   Dae Dong Industrial Co., Ltd...................   145,130      1,499,099
      Dae Han Flour Mills Co., Ltd...................    14,607      2,710,007
      Dae Won Kang Up Co., Ltd.......................   245,096      1,664,032
  #*  Dae Young Packaging Co., Ltd................... 1,121,470        774,448
  #   Dae-Il Corp....................................    94,852        618,608
  #*  Daechang Co., Ltd..............................   686,922        715,039
      Daeduck Electronics Co.........................   105,982        843,501
      Daeduck GDS Co., Ltd...........................   281,480      3,459,289
      Daegu Department Store.........................    71,060      1,155,620
  #   Daehan Steel Co., Ltd..........................   185,508      1,063,591
      Daekyo Co., Ltd................................   521,770      3,415,845
  #   Daelim Industrial Co., Ltd.....................   421,284     37,693,159
      Daelim Trading Co., Ltd........................     1,406          6,145
  #   Daesang Holdings Co., Ltd......................   111,039      2,137,911
  #   Daesung Holdings Co., Ltd......................    41,070        486,157
      Daewon San Up Co., Ltd.........................     9,968        124,217
  #*  Daewoo Engineering & Construction Co., Ltd.....   959,001      9,224,644
  *   Daewoo Securities Co., Ltd..................... 2,587,642     25,992,689
  #   Daewoo Shipbuilding & Marine Engineering Co.,
        Ltd..........................................   677,806     16,084,593
      Daewoong Co., Ltd..............................     5,078        199,080
  *   Dahaam E-Tec Co., Ltd..........................     3,535         11,607
  #   Daishin Securities Co., Ltd....................   611,785      6,293,754
  #   Daou Data Corp.................................   138,807        663,620
      Daou Technology, Inc...........................   393,722      4,235,496

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
#*  Dasan Networks, Inc.................................   188,632 $  1,511,805
#   DGB Financial Group, Inc............................ 1,388,192   22,535,359
#*  Digitech Systems Co., Ltd...........................    10,779       16,674
    Dong Ah Tire & Rubber Co., Ltd......................    81,994    1,629,496
#*  Dong Yang Gang Chul Co., Ltd........................   291,430      851,017
#   Dong-Ah Geological Engineering Co., Ltd.............    45,500      377,513
#   Dong-Il Corp........................................    18,630    1,469,984
#   Dongbang Transport Logistics Co., Ltd...............   244,640      498,314
#*  Dongbu Corp.........................................    53,090      106,229
#*  Dongbu HiTek Co., Ltd...............................   341,495    1,320,830
*   Dongbu Securities Co., Ltd..........................   351,526    1,775,520
#*  Dongbu Steel Co., Ltd...............................   385,814      674,856
#   Dongil Industries Co., Ltd..........................    18,961    1,065,550
#*  Dongkook Industrial Co., Ltd........................   291,574      978,790
    Dongkuk Industries Co., Ltd.........................     4,704       19,404
#   Dongkuk Steel Mill Co., Ltd.........................   991,515    7,580,067
#   DONGKUK STRUCTURES & CONSTRUCTION Co., Ltd..........   114,484      427,247
#   Dongsung Holdings Co., Ltd..........................   101,373      619,262
#   Dongwha Pharm Co., Ltd..............................   261,900    1,293,703
    Dongwon F&B Co., Ltd................................    12,812    2,586,018
*   Dongwoo Co., Ltd....................................    19,336       71,520
    Dongyang E&P, Inc...................................    19,332      266,266
#   Dongyang Mechatronics Corp..........................   158,006    1,450,176
    Doosan Corp.........................................   117,635   14,055,526
#*  Doosan Engine Co., Ltd..............................   112,890      902,492
#*  Doosan Engineering & Construction Co., Ltd..........    36,428      490,277
#   Doosan Heavy Industries & Construction Co., Ltd.....   322,382    9,388,871
#*  Doosan Infracore Co., Ltd...........................   843,273   10,599,993
#   DRB Holding Co., Ltd................................   230,619    3,155,199
    E-Mart Co., Ltd.....................................    46,855   10,521,087
#   Eagon Industries Co., Ltd...........................    13,300      156,714
    Eugene Corp.........................................   437,186    1,557,092
#*  Eugene Investment & Securities Co., Ltd.............   763,229    1,818,948
    EVERDIGM Corp.......................................     3,620       24,403
#*  Flexcom, Inc........................................    29,124      145,977
    Fursys, Inc.........................................    31,503    1,012,388
#   Gaon Cable Co., Ltd.................................    22,847      614,766
    Global & Yuasa Battery Co., Ltd.....................    35,451    1,660,152
#*  GNCO Co., Ltd.......................................   357,625      416,455
#   Green Cross Holdings Corp...........................    50,710      765,353
#*  GS Engineering & Construction Corp..................   682,344   25,788,479
    GS Global Corp......................................    11,950      108,049
#   GS Holdings.........................................   750,939   34,154,576
    Gwangju Shinsegae Co., Ltd..........................     5,985    1,445,796
#*  Halla Corp..........................................   181,225    1,394,468
    Hana Financial Group, Inc........................... 3,815,029  153,641,871
    Handok, Inc.........................................    12,706      318,384
#   Handsome Co., Ltd...................................   214,790    5,722,332
    Hanil Cement Co., Ltd...............................    52,145    6,674,794
#*  Hanjin Heavy Industries & Construction Co., Ltd.....   677,791    4,671,849
#   Hanjin Heavy Industries & Construction Holdings
      Co., Ltd..........................................   192,411    2,041,509
*   Hanjin Kal Corp.....................................        --            1
#*  Hanjin Shipping Co., Ltd............................   161,920      869,818

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  #*  Hanjin Shipping Holdings Co., Ltd................    47,453 $    545,042
      Hanjin Transportation Co., Ltd...................   140,220    4,382,607
  *   Hankuk Glass Industries, Inc.....................    20,222      423,368
      Hankuk Paper Manufacturing Co., Ltd..............    32,780      991,868
  #*  Hanmi Science Co., Ltd...........................     8,733      117,399
  #*  Hansol HomeDeco Co., Ltd.........................   321,490      656,260
  #   Hansol Paper Co..................................   647,244    7,508,201
  #   Hanwha Chemical Corp............................. 1,171,955   20,404,092
      Hanwha Corp......................................   629,698   17,847,722
      Hanwha Galleria Timeworld Co., Ltd...............    12,290      551,555
  #*  Hanwha General Insurance Co., Ltd................    94,214      546,234
  *   Hanwha Investment & Securities Co., Ltd..........   824,282    3,611,683
  #   Hanwha Life Insurance Co., Ltd................... 1,822,159   12,094,942
      Hanyang Eng Co., Ltd.............................     7,723       51,260
      Hanyang Securities Co., Ltd......................    90,530      664,970
  #   Heung-A Shipping Co., Ltd........................ 1,065,561    1,297,939
  #   Hitejinro Holdings Co., Ltd......................   102,627    1,260,928
  *   HMC Investment Securities Co., Ltd...............   259,785    3,319,140
  #   HS R&A Co., Ltd..................................    38,832    1,214,031
  #   Humax Co., Ltd...................................   113,553    1,198,928
  #   Husteel Co., Ltd.................................    59,490    1,073,347
  #   Huvis Corp.......................................    21,080      226,191
  #   Hwacheon Machine Tool Co., Ltd...................    14,227      861,666
      HwaSung Industrial Co., Ltd......................     1,481       20,578
      Hyosung Corp.....................................   380,987   27,671,850
  #*  Hyundai BNG Steel Co., Ltd.......................   140,250    2,887,373
      Hyundai Department Store Co., Ltd................     8,474    1,206,917
  #   Hyundai Development Co...........................   816,666   30,317,990
  #   Hyundai Heavy Industries Co., Ltd................   303,901   43,810,478
      Hyundai Hy Communications & Networks Co., Ltd....   215,230      976,313
  #   Hyundai Mipo Dockyard............................    78,093    9,252,335
  #   Hyundai Motor Co.................................   579,215  137,117,000
  #*  Hyundai Securities Co., Ltd...................... 1,698,823   13,050,544
  #   Hyundai Steel Co................................. 1,075,101   81,905,441
  #*  Hyunjin Materials Co., Ltd.......................    59,221      269,069
  #   Il Dong Pharmaceutical Co., Ltd..................   133,130    1,800,107
  #   Iljin Electric Co., Ltd..........................   285,940    2,140,477
  #   Ilshin Spinning Co., Ltd.........................    16,366    2,103,578
  #   Ilsung Pharmaceuticals Co., Ltd..................     9,407      788,706
  #   Industrial Bank of Korea......................... 2,385,570   35,370,240
  *   InnoWireless, Inc................................     1,805       20,816
  #*  Interflex Co., Ltd...............................    19,137      197,008
      Intergis Co., Ltd................................    24,590      217,500
      INTOPS Co., Ltd..................................    74,995    1,334,550
      Inzi Controls Co., Ltd...........................    89,540      464,599
  #   INZI Display Co., Ltd............................   244,705      443,173
  #*  IS Dongseo Co., Ltd..............................    96,658    2,912,415
  #   ISU Chemical Co., Ltd............................   139,685    1,805,113
  #   IsuPetasys Co., Ltd..............................    55,536      256,460
  #   JB Financial Group Co., Ltd......................   946,863    6,691,997
  #   Jeil Pharmaceutical Co...........................    70,588    1,986,168
      JW Pharmaceutical Corp...........................    83,444    1,250,304
  #   KB Capital Co., Ltd..............................    93,191    1,905,656

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
      KB Financial Group, Inc.......................... 2,611,033 $101,998,487
  #   KB Financial Group, Inc. ADR..................... 3,171,116  124,054,058
  #   KC Tech Co., Ltd.................................   286,512    1,560,903
  #   KCC Corp.........................................    56,360   33,177,450
  #*  Keangnam Enterprises, Ltd........................   131,000      554,625
  #   Keyang Electric Machinery Co., Ltd...............   393,920    1,845,644
  #   KG Chemical Corp.................................    48,373      650,009
      KISCO Corp.......................................    55,128    1,566,162
  #   KISCO Holdings Co., Ltd..........................    11,673      514,780
  #   Kishin Corp......................................   109,475      795,502
      KISWIRE, Ltd.....................................    69,836    2,918,427
  #*  KJB Financial Group Co., Ltd.....................   287,166    3,408,499
  #*  KNB Financial Group Co., Ltd.....................   438,847    5,913,344
      Kolon Corp.......................................    73,455    2,221,943
  #*  Kolon Global Corp................................    46,977      460,434
  #   Kolon Industries, Inc............................   204,433   13,487,045
  #   Kook Soon Dang Brewery Co., Ltd..................    47,136      270,872
      Korea Airport Service Co., Ltd...................     1,580       38,203
  #   Korea Cast Iron Pipe Industries Co., Ltd.........     7,358       31,775
  #   Korea Circuit Co., Ltd...........................    71,576      568,482
      Korea Electric Terminal Co., Ltd.................    89,230    3,859,871
  #   Korea Export Packaging Industrial Co., Ltd.......     5,290      108,165
  #   Korea Flange Co., Ltd............................    58,810    1,346,077
  #   Korea Investment Holdings Co., Ltd...............   542,836   24,282,558
      Korea Petrochemical Ind Co., Ltd.................    45,171    2,872,178
  *   Korean Air Lines Co., Ltd........................   105,728    3,663,517
      Korean Reinsurance Co............................   420,208    4,597,494
      KPF..............................................    36,644      141,924
      KPX Chemical Co., Ltd............................    12,852      736,115
  *   KTB Investment & Securities Co., Ltd.............   777,811    1,950,969
      Kukdo Chemical Co., Ltd..........................    51,898    2,705,808
  #   Kumho Electric Co., Ltd..........................    44,531      899,394
  #   Kunsul Chemical Industrial Co., Ltd..............    31,190    1,400,493
  #*  Kyeryong Construction Industrial Co., Ltd........    48,550      762,386
  #*  Kyobo Securities Co., Ltd,.......................   229,017    2,330,125
      Kyung-In Synthetic Corp..........................    24,773      168,804
      Kyungbang, Ltd...................................    10,105    1,215,006
  *   LB Semicon, Inc..................................    66,800      123,484
      LF Corp..........................................    57,345    1,604,788
      LG Corp.......................................... 1,087,315   72,814,517
  *   LG Display Co., Ltd.............................. 1,420,066   46,617,498
  #*  LG Display Co., Ltd. ADR......................... 3,996,524   64,943,515
  #   LG Electronics, Inc.............................. 1,776,548  131,611,059
      LG Hausys, Ltd...................................     4,957      907,584
  #   LG International Corp............................   183,765    5,301,027
      LG Uplus Corp.................................... 3,029,481   27,861,814
      LIG Insurance Co., Ltd...........................    54,200    1,544,391
  #   Lotte Chemical Corp..............................   116,422   19,628,404
      Lotte Chilsung Beverage Co., Ltd.................     9,880   17,756,524
      Lotte Confectionery Co., Ltd.....................     9,240   18,820,315
  #   LOTTE Himart Co., Ltd............................     6,755      448,228
  #*  Lotte Non-Life Insurance Co., Ltd................    37,010      120,203
  #   Lotte Shopping Co., Ltd..........................   166,713   51,405,190

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
      LS Corp..........................................    21,131 $  1,488,639
      MegaStudy Co., Ltd...............................       642       37,483
  *   Melfas, Inc......................................    23,756      127,473
  #   Meritz Financial Group, Inc......................    61,336      471,734
  #   Meritz Securities Co., Ltd....................... 2,576,974    7,295,917
      Mi Chang Oil Industrial Co., Ltd.................     4,691      326,013
  #   Mirae Asset Securities Co., Ltd..................   414,359   18,694,341
  #   MK Electron Co., Ltd.............................   123,903      635,984
  #*  MNTech Co., Ltd..................................    57,249      251,229
      Moorim P&P Co., Ltd..............................   406,838    1,652,355
  #   Moorim Paper Co., Ltd............................   210,130      481,432
      Motonic Corp.....................................   104,726    1,523,249
  #   Namhae Chemical Corp.............................     2,016       17,677
      Namyang Dairy Products Co., Ltd..................     3,444    2,846,366
      National Plastic Co..............................   135,229      870,698
  #*  NEOWIZ HOLDINGS Corp.............................    69,796      972,542
  #   Nexen Corp.......................................    15,134    1,287,488
      NH Investment & Securities Co., Ltd..............   429,734    3,170,441
  #*  NK Co., Ltd......................................   178,370      568,733
  #   Nong Shim Holdings Co., Ltd......................    24,347    2,787,655
  #   NongShim Co., Ltd................................    38,707    9,812,331
      NOROO Paint & Coatings Co., Ltd..................     8,965       70,424
  #*  Osung LST Co., Ltd...............................    36,975       57,042
      Ottogi Corp......................................     2,550    1,318,565
  #*  Paik Kwang Industrial Co., Ltd...................   128,617      385,187
  #*  Pan Ocean Co., Ltd...............................    47,845      182,835
  #*  PaperCorea, Inc..................................   404,380      305,942
      Poongsan Corp....................................   397,200   11,477,272
      Poongsan Holdings Corp...........................    50,606    1,979,680
      POSCO............................................   672,713  218,601,578
  #   POSCO ADR........................................ 1,617,993  130,782,374
  *   POSCO Coated & Color Steel Co., Ltd..............    23,830      349,280
  *   Power Logics Co., Ltd............................     8,791       32,630
      Pyeong Hwa Automotive Co., Ltd...................     6,626      150,499
      RFTech Co., Ltd..................................     9,316       60,062
  *   S&C Engine Group, Ltd............................     6,325       18,109
  #   S&T Dynamics Co., Ltd............................   380,544    4,027,643
      S&T Holdings Co., Ltd............................    87,883    1,518,708
      S&T Motiv Co., Ltd...............................   124,000    4,230,300
  #   S-MAC Co., Ltd...................................    35,211      161,986
  #*  Sajo Industries Co., Ltd.........................    21,831      771,432
      Sam Young Electronics Co., Ltd...................   159,570    1,864,963
      Sam Yung Trading Co., Ltd........................         1           17
  #   SAMHWA Paints Industrial Co., Ltd................     2,030       30,113
  #   Samick Musical Instruments Co., Ltd..............   732,490    2,449,263
      Samkwang Glass...................................       620       33,792
      Samsung C&T Corp................................. 1,386,322   98,384,259
  #   Samsung Fine Chemicals Co., Ltd..................    34,603    1,448,372
      Samsung Life Insurance Co., Ltd..................    12,500    1,272,385
      Samsung SDI Co., Ltd.............................   422,727   65,091,794
  #   Samsung Securities Co., Ltd......................   133,477    6,292,948
  #   Samyang Genex Co., Ltd...........................    11,337    1,414,147
      Samyang Holdings Corp............................    86,744    6,464,820

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                        --------- ------------
  SOUTH KOREA -- (Continued)
  #   Samyang Tongsang Co., Ltd........................     5,244 $    317,806
  #*  Samyoung Chemical Co., Ltd.......................   275,970      542,131
      SAVEZONE I&C CORP................................    40,137      281,264
      SBS Media Holdings Co., Ltd......................   102,448      362,456
      Seah Besteel Corp................................   183,830    6,366,324
  #   SeAH Holdings Corp...............................    13,089    2,125,341
  #   SeAH Steel Corp..................................    34,769    3,214,303
  #   Sebang Co., Ltd..................................   137,830    2,708,647
      Sejong Industrial Co., Ltd.......................   112,664    1,947,751
  #   Sempio Foods Co..................................     3,110       74,337
  #*  Seohee Construction Co., Ltd..................... 1,753,286    1,101,430
  #*  Seowon Co., Ltd..................................    86,070      163,868
  *   Sewon Cellontech Co., Ltd........................     7,696       24,647
      Sewon Precision Industry Co., Ltd................       530       15,385
  #*  SG Corp.......................................... 1,945,560    1,196,331
  #   Shin Poong Pharmaceutical Co., Ltd...............   125,325      493,873
      Shinhan Financial Group Co., Ltd................. 5,061,519  249,976,851
  #   Shinhan Financial Group Co., Ltd. ADR............ 1,626,158   80,380,989
  #   Shinsegae Co., Ltd...............................    57,979   13,116,876
      Shinsegae Information & Communication Co., Ltd...     5,726      457,959
  #*  Shinsung Solar Energy Co., Ltd...................   765,627      909,103
  #*  Shinsung Tongsang Co., Ltd....................... 1,106,860    1,072,331
  #*  Shinwon Corp.....................................    76,906      164,033
      Shinyoung Securities Co., Ltd....................    35,820    1,664,247
  *   Signetics Corp...................................   271,918      419,175
      Silla Co., Ltd...................................    64,953    1,604,227
  #*  Simm Tech Co., Ltd...............................    10,189       64,873
      SIMPAC, Inc......................................     2,110       14,694
      Sindoh Co., Ltd..................................    43,098    2,990,531
      SJM Co., Ltd.....................................     9,114       85,891
  *   SK Broadband Co., Ltd............................    86,418      318,179
  #   SK Chemicals Co., Ltd............................   181,819   11,453,142
      SK Gas, Ltd......................................    49,930    5,381,045
      SK Holdings Co., Ltd.............................   513,323   86,944,608
  #   SK Innovation Co., Ltd...........................   845,193   84,185,442
  *   SK Networks Co., Ltd............................. 2,219,296   24,155,414
  #*  SK Securities Co., Ltd........................... 3,403,497    3,394,060
      SKC Co., Ltd.....................................    74,291    2,600,496
      SL Corp..........................................   157,060    3,172,109
  #   Songwon Industrial Co., Ltd......................   194,286    1,620,694
  *   Ssangyong Cement Industrial Co., Ltd.............   289,296    2,712,304
  #*  STS Semiconductor & Telecommunications...........   289,938      823,705
  #*  STX Engine Co., Ltd..............................   293,680    1,002,886
      Sun Kwang Co., Ltd...............................    20,098      396,104
      Sunchang Corp....................................     2,243       22,240
  #*  Sungchang Enterprise Holdings, Ltd...............    12,963      299,722
  #*  Sungshin Cement Co., Ltd.........................   178,501    1,672,748
      Sungwoo Hitech Co., Ltd..........................   177,100    2,464,036
  #   Tae Kyung Industrial Co., Ltd....................   116,020      698,054
      Taekwang Industrial Co., Ltd.....................     4,684    6,341,723
  #*  Taewoong Co., Ltd................................    58,289    1,287,654
  #*  Taeyoung Engineering & Construction Co., Ltd.....   564,040    3,136,554
  #   Tailim Packaging Industrial Co., Ltd.............   374,220      743,872

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                        SHARES      VALUE++
                                                      ---------- --------------
SOUTH KOREA -- (Continued)
    TCC Steel........................................     33,568 $      114,865
#*  TK Chemical Corp.................................    370,309        727,261
*   Tong Kook Corp...................................        607             --
#   Tong Yang Moolsan Co., Ltd.......................     72,180        698,453
    Tongyang Life Insurance..........................    240,034      2,342,294
#*  TONGYANG Securities, Inc.........................    677,657      2,013,133
*   Top Engineering Co., Ltd.........................     49,113        193,786
#   TS Corp..........................................     65,206      2,080,094
#   Uju Electronics Co., Ltd.........................     17,015        189,755
#   Unid Co., Ltd....................................     46,751      3,021,256
#   Union Steel......................................     38,477        489,738
#*  WillBes & Co. (The)..............................    666,075        857,233
    Wiscom Co., Ltd..................................     32,980        174,543
#*  Woongjin Energy Co., Ltd.........................    751,750      1,812,417
#*  Woongjin Thinkbig Co., Ltd.......................    175,710      1,179,093
#   Wooree ETI Co., Ltd..............................     74,334        135,441
*   Woori Finance Holdings Co., Ltd..................  3,784,490     50,992,590
*   Woori Finance Holdings Co., Ltd. ADR.............      7,135        287,255
    Woori Investment & Securities Co., Ltd...........  1,718,172     18,675,413
#   WooSung Feed Co., Ltd............................    284,940        938,372
    YESCO Co., Ltd...................................     30,550      1,202,903
#   Yoosung Enterprise Co., Ltd......................     84,230        467,079
    Youlchon Chemical Co., Ltd.......................    159,540      2,008,051
#   Young Poong Corp.................................      4,829      6,363,354
*   Young Poong Mining & Construction Corp...........     18,030             --
#   Young Poong Precision Corp.......................     93,439        989,456
    Youngone Holdings Co., Ltd.......................     23,163      1,759,687
    YuHwa Securities Co., Ltd........................     25,360        340,838
*   Zinus, Inc.......................................      1,866             --
                                                                 --------------
TOTAL SOUTH KOREA                                                 3,178,839,844
                                                                 --------------
TAIWAN -- (14.1%)
    Ability Enterprise Co., Ltd......................  3,412,000      2,545,311
#   Accton Technology Corp...........................  8,825,156      5,304,622
#*  Acer, Inc........................................ 41,985,364     33,275,340
    ACES Electronic Co., Ltd.........................    772,000      1,079,553
#   ACHEM Technology Corp............................  3,146,318      1,986,021
*   Action Electronics Co., Ltd......................  3,319,084        699,467
#*  Advanced Connectek, Inc..........................  1,629,000        630,073
    Advanced International Multitech Co., Ltd........    235,000        224,101
#*  Advanced Wireless Semiconductor Co...............    336,000        277,275
#*  AGV Products Corp................................  7,871,701      2,561,903
#   AimCore Technology Co., Ltd......................    841,797        760,773
#   Alcor Micro Corp.................................    481,000        540,743
#   Allis Electric Co., Ltd..........................  1,471,000        448,152
#   Alpha Networks, Inc..............................  5,949,237      4,176,283
#*  Altek Corp.......................................  6,185,808      4,925,713
#   Ambassador Hotel (The)...........................  1,058,000      1,026,863
#   AMPOC Far-East Co., Ltd..........................  1,772,000      1,700,633
#   AmTRAN Technology Co., Ltd....................... 13,157,956      9,748,655
    APCB, Inc........................................  2,454,000      1,848,492
#   Arcadyan Technology Corp.........................  1,217,931      1,875,892
#   Ardentec Corp....................................  3,866,280      3,294,417

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 TAIWAN -- (Continued)
 #   Asia Cement Corp.................................  25,677,049 $35,668,139
 #*  Asia Optical Co., Inc............................   4,048,290   5,628,610
     Asia Plastic Recycling Holding, Ltd..............      19,000      27,433
 #   Asia Polymer Corp................................   4,662,478   3,694,190
     Asia Vital Components Co., Ltd...................   4,933,984   3,911,233
     Asustek Computer, Inc............................     730,000   7,714,171
 #   AU Optronics Corp................................  53,434,812  24,078,940
 #   AU Optronics Corp. Sponsored ADR.................   9,342,184  41,292,453
     Audix Corp.......................................   1,814,164   2,074,448
     Avermedia Technologies...........................   3,105,000   1,308,701
 #*  Avision, Inc.....................................   2,059,555     729,479
 #   AVY Precision Technology, Inc....................     398,000     897,601
     Bank of Kaohsiung Co., Ltd.......................   6,588,900   2,142,874
 #   BES Engineering Corp.............................  25,179,443   6,802,636
 #   Biostar Microtech International Corp.............   2,799,055   1,269,474
 *   Bright Led Electronics Corp......................   1,762,000     905,314
 #   C Sun Manufacturing, Ltd.........................   2,535,837   2,016,072
 #   Cameo Communications, Inc........................   3,060,197     911,870
 #   Capital Securities Corp..........................  26,217,447   9,981,225
     Career Technology MFG. Co., Ltd..................   1,872,000   2,482,752
 #   Carnival Industrial Corp.........................   5,970,000   1,680,614
 #   Cathay Chemical Works............................     959,000     534,787
 #   Cathay Real Estate Development Co., Ltd..........  14,314,421   8,107,986
 #   Celxpert Energy Corp.............................     262,000     161,564
 #   Central Reinsurance Co., Ltd.....................   2,562,016   1,373,100
 #   ChainQui Construction Development Co., Ltd.......   1,537,173   1,272,066
     Champion Building Materials Co., Ltd.............   6,381,828   2,296,005
 *   Chang Ho Fibre Corp..............................      13,000       5,067
     Chang Hwa Commercial Bank........................  86,151,711  56,396,161
 #   Channel Well Technology Co., Ltd.................   1,551,000     940,367
 #   Charoen Pokphand Enterprise......................   3,055,000   2,868,662
 #   Chen Full International Co., Ltd.................     827,000   1,061,085
     Cheng Loong Corp.................................  13,917,659   5,753,641
 #   Cheng Uei Precision Industry Co., Ltd............   5,948,635  11,073,820
 #   Chia Chang Co., Ltd..............................   1,358,000   1,707,297
 #   Chia Hsin Cement Corp............................   7,476,191   3,796,683
     Chien Kuo Construction Co., Ltd..................   4,979,247   2,274,861
 *   Chien Shing Stainless Steel Co., Ltd.............     657,000      92,180
 #   Chilisin Electronics Corp........................   1,683,836   1,629,728
 #   Chin-Poon Industrial Co., Ltd....................   6,084,815  10,942,086
 *   China Airlines, Ltd..............................  46,049,353  15,607,490
     China Chemical & Pharmaceutical Co., Ltd.........   4,203,264   3,154,388
     China Development Financial Holding Corp......... 200,440,960  66,261,058
 #*  China Electric Manufacturing Corp................   4,084,200   1,603,720
 #   China General Plastics Corp......................   6,832,030   3,338,703
 #   China Glaze Co., Ltd.............................   2,312,363   1,167,866
     China Life Insurance Co., Ltd....................  14,601,780  13,926,555
 #*  China Man-Made Fiber Corp........................  18,870,813   6,830,499
     China Metal Products.............................   3,780,362   4,609,421
     China Motor Corp.................................  11,464,749  11,048,869
 #   China Petrochemical Development Corp.............  31,445,397  12,777,881
 #   China Steel Corp.................................   5,940,000   5,123,461
     China Steel Structure Co., Ltd...................   1,435,219   1,414,642

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- -----------
  TAIWAN -- (Continued)
  #   China Synthetic Rubber Corp......................  8,076,711 $ 7,953,887
  *   China United Trust & Investment Corp.............    493,999          --
  #*  China Wire & Cable Co., Ltd......................  2,900,000   1,251,504
  #   Chinese Maritime Transport, Ltd..................  1,529,000   1,757,324
      Chipbond Technology Corp.........................     58,000      93,742
  #*  Chun YU Works & Co., Ltd.........................  3,273,000   1,565,645
  #   Chun Yuan Steel..................................  6,454,287   2,605,291
  #   Chung Hsin Electric & Machinery Manufacturing
        Corp...........................................  6,609,000   4,642,001
  *   Chung Hung Steel Corp............................ 13,155,046   3,517,979
  #*  Chung Hwa Pulp Corp..............................  6,701,011   2,104,232
  *   Chung Shing Textile Co., Ltd.....................        600          --
  *   Chunghwa Picture Tubes, Ltd...................... 55,899,412   3,320,363
  #*  CMC Magnetics Corp............................... 52,168,830   8,183,864
      CoAsia Microelectronics Corp.....................  1,293,350     602,572
  #   Collins Co., Ltd.................................  2,467,224     923,143
      Compal Electronics, Inc.......................... 73,788,332  67,919,719
      Compeq Manufacturing Co., Ltd.................... 20,781,000  12,275,342
  *   Compex International Co., Ltd....................     46,400          --
  *   Concord Securities Corp..........................  1,603,000     457,120
  #   Continental Holdings Corp........................  7,293,848   2,939,659
  *   Coretronic Corp.................................. 10,744,000  12,744,628
  *   Cosmos Bank Taiwan...............................    948,872     483,074
  #   Coxon Precise Industrial Co., Ltd................  2,002,000   3,596,995
  #   Creative Sensor, Inc.............................    359,000     302,970
      CSBC Corp. Taiwan................................  6,245,654   3,734,596
      CTBC Financial Holding Co., Ltd.................. 90,327,355  63,221,501
      CviLux Corp......................................     22,000      36,905
  #   D-Link Corp...................................... 11,107,939   7,930,408
  #   DA CIN Construction Co., Ltd.....................  2,401,579   1,805,613
      Darfon Electronics Corp..........................  6,128,950   4,190,314
  #*  Delpha Construction Co., Ltd.....................  3,627,016   1,682,917
  *   Der Pao Construction Co., Ltd....................  1,139,000          --
  #   DFI, Inc.........................................    387,280     464,012
  #*  Dynamic Electronics Co., Ltd.....................  4,558,324   2,337,313
  #*  E Ink Holdings, Inc..............................  9,350,000   5,906,341
  #*  E-Ton Solar Tech Co., Ltd........................  3,730,443   2,427,200
      E.Sun Financial Holding Co., Ltd................. 80,244,294  53,364,696
      Eastern Media International Corp.................  4,377,597   1,800,764
  #   Edimax Technology Co., Ltd.......................  3,202,902   1,454,078
  #   Edison Opto Corp.................................  1,176,000   1,303,718
  #   Edom Technology Co., Ltd.........................    800,580     705,690
  #   Elite Material Co., Ltd..........................  4,299,905   4,908,809
  #   Elitegroup Computer Systems Co., Ltd.............  8,410,341   5,921,840
      ENG Electric Co., Ltd............................    970,000     785,043
  #   EnTie Commercial Bank............................  2,271,232   1,096,846
  *   Episil Technologies, Inc.........................  3,874,000   1,513,138
  #   Epistar Corp..................................... 12,896,000  28,077,115
  #   Eternal Materials Co., Ltd.......................  1,630,000   1,897,313
  *   Etron Technology, Inc............................  2,448,000   1,231,351
  *   Eva Airways Corp................................. 10,162,850   5,008,745
  *   Ever Fortune Industrial Co., Ltd.................    409,000          --
  #   Everest Textile Co., Ltd.........................  3,892,002   1,987,875
      Evergreen International Storage & Transport
         Corp..........................................  9,778,000   6,366,008

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 TAIWAN -- (Continued)
 *   Evergreen Marine Corp. Taiwan, Ltd...............  29,793,998 $ 17,096,638
     Excelsior Medical Co., Ltd.......................   1,410,200    2,725,609
     Far Eastern Department Stores, Ltd...............   5,470,652    5,552,216
 #   Far Eastern International Bank...................  28,000,817   10,565,845
     Far Eastern New Century Corp.....................   1,746,000    1,951,010
 *   Farglory F T Z Investment Holding Co., Ltd.......   1,179,000      877,962
     Farglory Land Development Co., Ltd...............   1,062,264    1,489,694
 #   Federal Corp.....................................   7,536,979    5,053,110
     Feng Hsin Iron & Steel Co........................      20,000       27,556
 #   First Copper Technology Co., Ltd.................   3,629,750    1,239,616
     First Financial Holding Co., Ltd................. 123,420,215   83,857,500
 #   First Hotel......................................   1,216,590      852,568
 #   First Insurance Co, Ltd. (The)...................   4,017,064    2,299,011
     First Steamship Co., Ltd.........................   5,379,173    3,771,048
 #*  Forhouse Corp....................................   7,061,635    3,322,638
     Formosa Advanced Technologies Co., Ltd...........   1,937,000    1,454,674
 #*  Formosa Epitaxy, Inc.............................   8,009,000    4,909,283
 #   Formosa Oilseed Processing.......................   1,111,977      784,865
     Formosa Taffeta Co., Ltd.........................  10,729,511   11,826,577
     Formosan Rubber Group, Inc.......................   8,194,000    7,836,314
 #   Formosan Union Chemical..........................   2,853,034    1,425,014
     Fortune Electric Co., Ltd........................     436,000      239,110
 #   Founding Construction & Development Co., Ltd.....   3,247,097    2,022,411
 #   Foxconn Technology Co., Ltd......................   1,977,000    4,886,385
 #   Foxlink Image Technology Co., Ltd................   1,337,000      921,618
 #*  Froch Enterprise Co., Ltd........................   2,209,000      869,302
 #   FSP Technology, Inc..............................   2,371,283    2,384,648
     Fubon Financial Holding Co., Ltd.................  88,739,471  139,304,680
 #   Fullerton Technology Co., Ltd....................   1,725,200    1,448,079
 #   Fulltech Fiber Glass Corp........................   4,902,690    1,982,976
 #   Fwusow Industry Co., Ltd.........................   2,749,995    1,599,224
 #   G Shank Enterprise Co., Ltd......................   2,883,880    2,454,126
 #*  G Tech Optoelectronics Corp......................     749,000      881,917
     Gallant Precision Machining Co., Ltd.............   2,270,000      933,429
 #   Gemtek Technology Corp...........................   6,366,962    5,785,062
 #*  Genesis Photonics, Inc...........................   2,896,059    2,203,423
 #*  Genius Electronic Optical Co., Ltd...............     690,000    2,143,040
     Getac Technology Corp............................   8,342,065    4,636,151
 #*  Giantplus Technology Co., Ltd....................   1,403,100      606,434
 #   Giga Solution Tech Co., Ltd......................     916,000      540,922
 #   Gigabyte Technology Co., Ltd.....................   9,308,287   12,790,689
 #*  Gigastorage Corp.................................   3,837,600    3,868,236
 #*  Gintech Energy Corp..............................   6,960,942    6,331,457
 #*  Global Brands Manufacture, Ltd...................   5,083,951    1,805,191
     Global Lighting Technologies, Inc................     870,000    1,229,742
 *   Globe Union Industrial Corp......................   2,715,000    1,531,985
 #   Gloria Material Technology Corp..................   5,781,150    4,872,335
 *   Gold Circuit Electronics, Ltd....................   8,144,965    2,754,841
 *   Goldsun Development & Construction Co., Ltd......  23,939,261    8,434,914
     Good Will Instrument Co., Ltd....................     466,380      320,400
 #   Grand Pacific Petrochemical......................  17,166,000   10,034,369
     Great China Metal Industry.......................     871,000    1,003,381
 #   Great Wall Enterprise Co., Ltd...................   6,021,767    7,133,430

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 TAIWAN -- (Continued)
 #*  Green Energy Technology, Inc.....................   4,571,880 $ 3,833,193
 #*  GTM Corp.........................................   2,449,000   1,750,288
 #   Hannstar Board Corp..............................   5,082,635   2,183,171
 #*  HannStar Display Corp............................  49,769,000  19,301,819
 *   HannsTouch Solution, Inc.........................     281,000      80,081
 #*  Harvatek Corp....................................   3,454,459   2,684,681
 *   Helix Technology, Inc............................      29,585          --
     Hey Song Corp....................................   2,886,500   3,131,681
 #   Hitron Technology, Inc...........................   3,410,525   2,010,295
 #   Ho Tung Chemical Corp............................  13,367,052   5,837,364
 *   Hocheng Corp.....................................   4,501,300   1,553,270
 *   Hold-Key Electric Wire & Cable Co., Ltd..........     515,124     168,021
 #   Holy Stone Enterprise Co., Ltd...................   2,956,650   4,692,674
     Hong TAI Electric Industrial.....................   3,837,000   1,360,231
 #   Horizon Securities Co., Ltd......................   5,518,000   1,878,182
 #   Hsin Kuang Steel Co., Ltd........................   4,316,124   2,650,033
     Hsing TA Cement Co...............................   2,071,980     977,710
 #   HTC Corp.........................................     116,000     506,097
     HUA ENG Wire & Cable.............................   7,608,035   2,824,498
 #   Hua Nan Financial Holdings Co., Ltd..............  51,852,430  33,330,596
 *   Hualon Corp......................................     257,040          --
     Hung Ching Development & Construction Co., Ltd...   1,987,468   1,072,513
     Hung Poo Real Estate Development Corp............   3,576,655   2,968,968
     Hung Sheng Construction, Ltd.....................   8,050,892   5,415,151
     Huxen Corp.......................................     572,281     788,650
     Hwa Fong Rubber Co., Ltd.........................   1,085,800     836,034
 #   I-Chiun Precision Industry Co., Ltd..............   3,240,000   2,526,238
 #   Ichia Technologies, Inc..........................   3,501,260   5,249,158
     Infortrend Technology, Inc.......................     852,000     493,264
 #   Innolux Corp.(B0CC0M5)........................... 124,406,745  58,700,810
     INNOLUX Corp.()..................................   9,347,806     561,065
 #*  Inotera Memories, Inc............................  16,646,728  28,449,583
 #*  Inpaq Technology Co., Ltd........................     279,000     480,164
     Inventec Corp....................................  29,168,277  25,929,418
 #   ITE Technology, Inc..............................   1,923,479   2,269,118
     ITEQ Corp........................................      14,000      14,824
 #*  J Touch Corp.....................................     665,100     529,006
 *   Janfusun Fancyworld Corp.........................     411,179      79,743
 #   Jess-Link Products Co., Ltd......................   1,299,000   1,468,442
     Jih Sun Financial Holdings Co., Ltd..............   4,723,995   1,424,059
 #   K Laser Technology, Inc..........................   1,991,601   1,164,705
     Kang Na Hsiung Enterprise Co., Ltd...............   1,687,078     825,400
     Kao Hsing Chang Iron & Steel.....................     583,700     238,464
 #   Kaulin Manufacturing Co., Ltd....................   2,570,656   1,866,878
 #   KEE TAI Properties Co., Ltd......................     880,000     555,011
 #   Kenmec Mechanical Engineering Co., Ltd...........   1,446,000     725,417
 #   King Yuan Electronics Co., Ltd...................  21,676,805  17,754,698
     King's Town Bank.................................  11,939,012  12,075,887
 *   King's Town Construction Co., Ltd................      59,000      47,248
     Kingdom Construction Co..........................   4,373,000   4,222,375
 #   Kinko Optical Co., Ltd...........................   1,051,000     973,972
 #*  Kinpo Electronics................................  19,097,375   8,140,189
     KS Terminals, Inc................................     745,880   1,069,629

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 TAIWAN -- (Continued)
 #   Kung Sing Engineering Corp.......................   3,280,000 $  1,426,481
     Kuoyang Construction Co., Ltd....................   7,664,840    3,710,754
 #   Kwong Fong Industries............................   4,068,720    2,579,112
 #   KYE Systems Corp.................................   4,072,000    1,813,983
 #   L&K Engineering Co., Ltd.........................   2,019,000    1,728,390
     LAN FA Textile...................................   3,158,713    1,270,113
 #   LCY Chemical Corp................................     797,000      660,702
 #   Leader Electronics, Inc..........................   2,026,056      900,392
     Lealea Enterprise Co., Ltd.......................  13,389,941    4,575,442
     Ledtech Electronics Corp.........................     310,000      197,980
 #   LEE CHI Enterprises Co., Ltd.....................   3,466,900    1,894,809
 #   Lelon Electronics Corp...........................     947,200    1,361,880
 #*  Leofoo Development Co............................   5,249,774    2,254,128
     LES Enphants Co., Ltd............................     951,000      617,866
 #   Lextar Electronics Corp..........................   3,532,000    3,480,127
 #*  Li Peng Enterprise Co., Ltd......................  10,180,173    4,036,907
     Lien Hwa Industrial Corp.........................   8,435,990    6,093,194
 #   Lingsen Precision Industries, Ltd................   6,583,480    3,923,518
 #   Lite-On Semiconductor Corp.......................   4,671,190    3,312,245
     Lite-On Technology Corp..........................  30,769,265   51,623,371
 #   Long Chen Paper Co., Ltd.........................   8,858,098    4,641,151
 #   Longwell Co......................................   1,333,000    1,562,017
 #   Lotes Co., Ltd...................................   1,030,000    3,963,330
 #   Lucky Cement Corp................................   3,140,000      905,929
 #*  Macronix International...........................  72,368,913   18,652,743
 #   Marketech International Corp.....................   1,948,000    1,486,214
     Masterlink Securities Corp.......................  16,836,644    5,894,819
     Mayer Steel Pipe Corp............................   2,472,456    1,129,722
 #   Maywufa Co., Ltd.................................     252,070      126,811
     Mega Financial Holding Co., Ltd.................. 136,903,915  120,224,860
 *   Megamedia Corp...................................         782           --
     Meiloon Industrial Co............................   1,613,084      999,505
     Mercuries & Associates, Ltd......................   1,746,937    1,164,812
 *   Mercuries Life Insurance Co., Ltd................     709,292      435,312
 #   Micro-Star International Co., Ltd................  14,030,985   21,500,458
 #*  Microelectronics Technology, Inc.................     689,826      428,039
 #   Mirle Automation Corp............................     565,550      545,177
 #   Mitac Holdings Corp..............................   9,347,725    7,855,178
 *   Mosel Vitelic, Inc...............................   6,441,506    1,922,616
 #   Motech Industries, Inc...........................   2,072,000    2,782,097
 #   Nan Ren Lake Leisure Amusement Co., Ltd..........   1,033,000      505,325
 #*  Nan Ya Printed Circuit Board Corp................   3,855,000    5,974,812
     Nantex Industry Co., Ltd.........................   2,468,716    1,404,859
 *   Nanya Technology Corp............................      84,000       22,226
 #   Neo Solar Power Corp.............................   1,508,066    1,484,861
     New Asia Construction & Development Corp.........   1,810,304      493,638
 #   New Era Electronics Co., Ltd.....................     146,000      176,911
     Newmax Technology Co., Ltd.......................      19,000       29,251
     Nichidenbo Corp..................................           1            1
     Nien Hsing Textile Co., Ltd......................   4,491,721    4,028,334
     Nishoku Technology, Inc..........................     260,000      426,287
 #*  O-TA Precision Industry Co., Ltd.................      24,000       15,869
 *   Ocean Plastics Co., Ltd..........................     369,000      519,296

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 TAIWAN -- (Continued)
 *   Optimax Technology Corp..........................   1,085,597 $   208,510
 #   OptoTech Corp....................................   9,532,000   4,645,090
 *   Orient Semiconductor Electronics, Ltd............   4,037,276   1,892,484
 #   Pacific Construction Co..........................   2,529,452     856,310
 *   Pan Jit International, Inc.......................   6,047,837   3,175,646
 #   Pan-International Industrial Corp................   4,219,766   3,099,930
 #   Paragon Technologies Co., Ltd....................   1,115,191   2,435,359
 #   Pegatron Corp....................................  28,425,998  53,865,325
 #   Phihong Technology Co., Ltd......................   3,726,320   2,544,316
 #   Pixart Imaging, Inc..............................      87,000     246,770
 *   Plotech Co., Ltd.................................     760,282     312,261
 #   Portwell, Inc....................................   1,005,000   1,182,700
 *   Potrans Electrical Corp..........................   1,139,000          --
     Pou Chen Corp....................................  24,985,550  27,928,454
 #*  Power Quotient International Co., Ltd............      59,000      31,781
 *   Powercom Co., Ltd................................   1,288,500     293,173
 *   Powertech Industrial Co., Ltd....................     271,000     199,277
 #   Powertech Technology, Inc........................  11,882,000  19,824,072
 #   President Securities Corp........................  12,690,992   7,190,411
 #   Prime Electronics Satellitics, Inc...............     564,000     320,906
 #   Prince Housing & Development Corp................   3,794,824   1,695,988
 *   Prodisc Technology, Inc..........................   6,185,157          --
     Promate Electronic Co., Ltd......................     356,000     434,819
 #*  Qisda Corp.......................................  27,187,171  13,409,940
 #   Qualipoly Chemical Corp..........................     143,000     107,613
 #   Quanta Storage, Inc..............................   2,413,000   2,872,197
 #*  Quintain Steel Co., Ltd..........................   5,893,629   1,298,725
 #   Radium Life Tech Co., Ltd........................   8,700,290   6,253,731
 #   Ralec Electronic Corp............................     492,087     915,235
 #   Rich Development Co., Ltd........................   6,084,054   2,677,896
 #*  Ritek Corp.......................................  52,111,622   7,811,591
 #   Ruentex Development Co., Ltd.....................     419,000     750,674
 #   Ruentex Industries, Ltd..........................     745,000   1,875,599
 *   Sainfoin Technology Corp.........................     835,498          --
 #   Sampo Corp.......................................   9,863,925   4,079,733
     Sanyang Industry Co., Ltd........................   5,657,624   5,462,033
     SDI Corp.........................................     346,000     452,931
 #   Sesoda Corp......................................   1,089,768   1,507,272
     Shan-Loong Transportation Co., Ltd...............      66,000      57,657
     Sheng Yu Steel Co., Ltd..........................   1,935,000   1,484,851
 #   ShenMao Technology, Inc..........................   1,255,000   1,455,844
 #   Shih Her Technologies, Inc.......................     373,000     830,069
     Shih Wei Navigation Co., Ltd.....................   2,535,718   1,733,651
 #   Shihlin Electric & Engineering Corp..............   4,436,000   5,903,550
 #   Shin Kong Financial Holding Co., Ltd............. 139,399,755  46,302,082
 #   Shin Zu Shing Co., Ltd...........................     892,000   2,270,013
 #   Shinkong Insurance Co., Ltd......................   3,610,412   2,977,487
 #   Shinkong Synthetic Fibers Corp...................  27,670,754  10,238,566
 #   Shuttle, Inc.....................................   4,441,015   1,554,992
 #   Sigurd Microelectronics Corp.....................   6,663,047   7,087,168
 #*  Silicon Integrated Systems Corp..................   7,927,165   2,837,504
 #   Silitech Technology Corp.........................   1,139,924   1,216,967
     Sinbon Electronics Co., Ltd......................     594,000     938,714

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 TAIWAN -- (Continued)
     Sincere Navigation Corp..........................   4,923,740 $ 4,514,243
 #   Singatron Enterprise Co., Ltd....................      63,000      31,951
 #   Sinkang Industries Co., Ltd......................     699,557     276,922
 #   Sino-American Silicon Products, Inc..............   7,291,000  12,486,454
 #   Sinon Corp.......................................   6,282,877   3,795,331
 #   SinoPac Financial Holdings Co., Ltd.............. 118,734,614  55,681,084
     Sitronix Technology Corp.........................     384,000     802,231
 #   Siward Crystal Technology Co., Ltd...............   2,301,875   1,510,128
 #   Solar Applied Materials Technology Co............   1,391,000   1,292,862
 #*  Solartech Energy Corp............................   3,694,165   2,695,337
 #   Solomon Technology Corp..........................   1,334,671     764,895
 #*  Solytech Enterprise Corp.........................   3,043,000   1,056,708
     Southeast Cement Co., Ltd........................   3,539,700   1,926,238
 #   Spirox Corp......................................     631,661     391,891
     Stark Technology, Inc............................   2,259,200   2,062,872
 #   Sunonwealth Electric Machine Industry Co., Ltd...     648,421     461,343
 #*  Sunplus Technology Co., Ltd......................   8,214,620   3,553,999
 #   Sunrex Technology Corp...........................   1,158,000     561,923
     Super Dragon Technology Co., Ltd.................     137,175      97,355
 #   Supreme Electronics Co., Ltd.....................   3,705,277   2,230,117
 #   Sweeten Construction Co., Ltd....................   1,258,501     860,189
 #   Sysage Technology Co., Ltd.......................     125,950     144,860
 #   Systex Corp......................................     801,801   1,345,830
 #   T-Mac Techvest PCB Co., Ltd......................   1,603,000     968,724
 #   TA Chen Stainless Pipe...........................   8,424,281   5,503,972
 #*  Ta Chong Bank, Ltd...............................  31,010,870   9,966,038
     Ta Ya Electric Wire & Cable......................   8,508,329   2,073,350
 #   TA-I Technology Co., Ltd.........................   1,809,233   1,114,230
     Tah Hsin Industrial Co., Ltd.....................   1,691,000   1,606,618
     TAI Roun Products Co., Ltd.......................      63,000      21,987
 #   Taichung Commercial Bank.........................  30,459,178  11,027,976
 #   Tainan Enterprises Co., Ltd......................   1,985,183   1,978,040
 #   Tainan Spinning Co., Ltd.........................  17,901,938  11,758,770
     Taishin Financial Holding Co., Ltd............... 124,375,804  66,377,898
 #*  Taisun Enterprise Co., Ltd.......................   2,583,410   1,230,999
 #*  Taita Chemical Co., Ltd..........................   3,099,864   1,144,499
 *   Taiwan Business Bank.............................  57,772,510  18,411,323
 #   Taiwan Calsonic Co., Ltd.........................      48,000      42,483
     Taiwan Cement Corp...............................  45,081,440  67,112,035
 #   Taiwan Cogeneration Corp.........................   3,431,333   2,364,680
 #   Taiwan Cooperative Financial Holding Co., Ltd....  89,184,039  53,078,467
 #   Taiwan Fertilizer Co., Ltd.......................   3,154,000   6,394,402
     Taiwan Fire & Marine Insurance Co., Ltd..........   1,235,000     948,445
 *   Taiwan Flourescent Lamp Co., Ltd.................     756,000          --
     Taiwan FU Hsing Industrial Co., Ltd..............   2,128,000   2,053,466
     Taiwan Glass Industry Corp.......................   9,558,710   8,390,720
     Taiwan Hon Chuan Enterprise Co., Ltd.............      13,000      26,983
 #   Taiwan Hopax Chemicals Manufacturing Co., Ltd....   1,508,000   1,357,145
 *   Taiwan Kolin Co., Ltd............................   5,797,000          --
 #*  Taiwan Land Development Corp.....................  12,050,739   4,807,300
 #*  Taiwan Life Insurance Co., Ltd...................     788,419     569,386
 #   Taiwan Mask Corp.................................   3,154,250   1,082,860
     Taiwan Navigation Co., Ltd.......................   1,280,000     934,818

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- -----------
 TAIWAN -- (Continued)
     Taiwan Paiho, Ltd................................   1,107,549 $ 1,455,973
 #   Taiwan PCB Techvest Co., Ltd.....................   2,855,946   4,064,039
 #*  Taiwan Prosperity Chemical Corp..................     959,000     925,058
 *   Taiwan Pulp & Paper Corp.........................   7,065,660   3,299,518
     Taiwan Sakura Corp...............................   2,890,472   2,188,710
 #   Taiwan Semiconductor Co., Ltd....................   2,366,000   2,790,618
 *   Taiwan Styrene Monomer...........................   3,613,045   2,107,132
     Taiwan Surface Mounting Technology Co., Ltd......   2,235,944   3,264,627
 #   Taiwan TEA Corp..................................  11,811,092   8,205,619
 #   Taiwan Union Technology Corp.....................   3,225,000   3,068,728
 #   Taiyen Biotech Co., Ltd..........................   2,363,217   2,149,861
 *   Tatung Co., Ltd..................................  37,255,342  12,221,541
     Te Chang Construction Co., Ltd...................      90,300      83,833
     Teco Electric and Machinery Co., Ltd.............  32,704,725  41,457,233
 *   Tecom Co., Ltd...................................     703,753      91,659
 #*  Tekcore Co., Ltd.................................     399,000     181,625
     Test-Rite International Co., Ltd.................     706,266     488,245
 #   Tex-Ray Industrial Co., Ltd......................     407,000     182,758
 #   ThaiLin Semiconductor Corp.......................   1,139,000     818,104
 #   Thinking Electronic Industrial Co., Ltd..........   1,293,000   2,091,250
     Ton Yi Industrial Corp...........................   4,716,600   4,371,005
     Tong Yang Industry Co., Ltd......................   5,716,228   7,036,432
 #   Tong-Tai Machine & Tool Co., Ltd.................   3,193,368   3,576,386
     Topco Scientific Co., Ltd........................     705,480   1,449,245
 #   Topoint Technology Co., Ltd......................   2,564,288   2,632,325
 #   Transasia Airways Corp...........................     768,000     289,516
     Tripod Technology Corp...........................   1,342,000   2,540,749
 #   Tung Ho Steel Enterprise Corp....................  12,474,274  10,917,051
 #   Tung Ho Textile Co., Ltd.........................   2,454,000     736,721
     TXC Corp.........................................     289,000     414,656
 *   TYC Brother Industrial Co., Ltd..................   2,570,723   1,685,115
 #*  Tycoons Group Enterprise.........................   7,782,938   1,610,244
 *   Tyntek Corp......................................   3,467,683   1,146,837
     TZE Shin International Co., Ltd..................     415,212     141,361
 #*  U-Tech Media Corp................................   1,946,799     454,040
     Unic Technology Corp.............................      36,361      13,627
 #   Unimicron Technology Corp........................  24,718,363  20,715,348
 #*  Union Bank Of Taiwan.............................  12,347,526   4,351,035
 #   Unitech Computer Co., Ltd........................   1,590,739     878,744
 #   Unitech Printed Circuit Board Corp...............  10,230,281   4,121,651
     United Integrated Services Co., Ltd..............   1,576,000   1,498,848
 #   United Microelectronics Corp..................... 214,601,681  98,990,880
     Universal Cement Corp............................   6,481,642   6,283,699
 *   Unizyx Holding Corp..............................   6,190,000   5,089,391
 #   UPC Technology Corp..............................  12,752,746   5,560,691
 #   USI Corp.........................................   6,392,691   4,067,254
     Ve Wong Corp.....................................   1,594,806   1,338,048
 #*  Wafer Works Corp.................................   5,026,000   2,349,506
 #   Wah Hong Industrial Corp.........................     339,516     426,885
 #   Wah Lee Industrial Corp..........................   1,891,000   3,631,247
 *   Walsin Lihwa Corp................................  58,039,412  21,585,070
 #*  Walsin Technology Corp...........................  10,131,230   3,746,313
 #   Walton Advanced Engineering, Inc.................   5,170,853   2,223,382

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                       SHARES       VALUE++
                                                     ----------- --------------
 TAIWAN -- (Continued)
     Wan Hai Lines, Ltd.............................   9,533,000 $    4,997,027
     WAN HWA Enterprise Co..........................     486,550        260,834
     Waterland Financial Holdings Co., Ltd..........  30,493,739      9,780,167
 #   Ways Technical Corp., Ltd......................     593,000        774,279
 *   WEI Chih Steel Industrial Co., Ltd.............   1,880,898        293,383
 #*  Wei Mon Industry Co., Ltd......................   6,363,691      1,792,994
 #   Weikeng Industrial Co., Ltd....................   1,617,550      1,271,110
 #   Well Shin Technology Co., Ltd..................     987,080      1,810,931
 #   Wha Yu Industrial Co., Ltd.....................     494,000        266,017
 #   Win Semiconductors Corp........................   5,284,000      4,637,670
 #*  Winbond Electronics Corp.......................  53,714,885     19,353,497
 #*  Wintek Corp....................................  42,711,507     16,005,730
 #   Wisdom Marine Lines Co., Ltd...................   1,307,328      1,513,499
 #   Wistron Corp...................................  36,788,609     35,150,369
     WPG Holdings, Ltd..............................     515,092        682,901
 #   WT Microelectronics Co., Ltd...................   4,510,900      6,119,432
 #   WUS Printed Circuit Co., Ltd...................   5,078,928      2,499,659
 #   Yageo Corp.....................................  24,670,788     16,644,335
 *   Yang Ming Marine Transport Corp................  23,702,676      9,810,930
 #   YC Co., Ltd....................................   5,230,764      3,699,908
     YC INOX Co., Ltd...............................   4,679,667      4,466,102
 #   YeaShin International Development Co., Ltd.....     224,190        142,959
     YFY, Inc.......................................  19,386,847      9,058,932
 #   Yi Jinn Industrial Co., Ltd....................   3,696,189      1,040,919
 #*  Yieh Phui Enterprise Co., Ltd..................  16,798,235      5,437,383
 #*  Young Fast Optoelectronics Co., Ltd............   2,546,000      2,348,294
 #   Youngtek Electronics Corp......................     490,000      1,027,545
 #   Yuanta Financial Holding Co., Ltd.............. 140,084,654     77,796,457
 #   Yulon Motor Co., Ltd...........................  13,942,572     22,746,247
     Yung Chi Paint & Varnish Manufacturing
       Co., Ltd.....................................     348,687        969,663
     Zenitron Corp..................................   3,202,000      1,910,767
 #   Zig Sheng Industrial Co., Ltd..................   8,536,352      2,600,854
     Zinwell Corp...................................   1,931,000      1,904,944
                                                                 --------------
 TOTAL TAIWAN.......................................              3,074,473,303
                                                                 --------------
 THAILAND -- (2.6%)
     AAPICO Hitech PCL..............................     681,760        337,589
 *   AJ Plast PCL...................................   2,076,900        640,340
     Ananda Development PCL.........................   8,608,000        723,812
     AP Thailand PCL................................  22,884,300      4,846,255
     Asia Plus Securities PCL.......................  12,400,900      1,444,390
     Bangchak Petroleum PCL (The)...................  10,134,500      9,074,023
     Bangkok Bank PCL(6077019)......................   2,174,700     13,308,270
     Bangkok Bank PCL(6368360)......................   7,826,600     47,529,959
     Bangkok Expressway PCL.........................   5,574,900      6,467,301
     Bangkok Insurance PCL..........................     212,828      2,333,088
     Banpu PCL......................................  18,687,700     18,769,179
     Cal-Comp Electronics Thailand PCL..............  26,857,736      2,559,473
     Charoong Thai Wire & Cable PCL.................   1,255,800        402,826
     Delta Electronics Thailand PCL.................   3,510,100      6,777,521
     Eastern Water Resources Development and
       Management PCL...............................   4,885,600      1,673,672
 *   Esso Thailand PCL..............................  22,442,700      4,158,644
 *   G J Steel PCL.................................. 537,140,250        752,766

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
 THAILAND -- (Continued)
 *   G Steel PCL......................................  79,804,200 $    279,601
     Hana Microelectronics PCL........................   5,162,900    5,949,153
     ICC International PCL............................   2,682,700    3,362,774
     IRPC PCL......................................... 141,662,600   14,911,853
     Kang Yong Electric PCL...........................       3,400       29,119
     KGI Securities Thailand PCL......................  19,837,300    1,952,223
     Kiatnakin Bank PCL...............................   5,785,100    7,251,644
     Krung Thai Bank PCL..............................  75,177,600   50,336,917
     Laguna Resorts & Hotels PCL......................   1,237,000    1,252,024
     Lanna Resources PCL..............................     454,700      192,585
     LH Financial Group PCL...........................  16,439,351      829,391
     MBK PCL..........................................   8,632,000    4,301,215
     Nation Multimedia Group PCL......................   3,462,900      141,277
     Polyplex Thailand PCL............................   4,555,200    1,404,437
     Precious Shipping PCL............................   6,442,200    4,795,035
 *   Property Perfect PCL.............................  33,938,900    1,226,071
     PTT Exploration & Production PCL.................   1,477,300    7,476,215
     PTT Global Chemical PCL..........................  29,012,841   59,408,106
     PTT PCL..........................................  15,042,400  149,440,224
     Quality Houses PCL...............................  47,211,441    5,792,995
 *   Regional Container Lines PCL.....................   2,014,000      479,822
     Saha Pathana Inter-Holding PCL...................   2,885,500    2,246,574
     Saha Pathanapibul PCL............................   1,594,833    1,986,712
     Saha-Union PCL...................................   2,963,700    4,061,127
 *   Sahaviriya Steel Industries PCL.................. 112,191,340    1,362,648
     Sansiri PCL......................................  61,087,200    3,842,919
     SC Asset Corp PCL................................  24,913,125    2,948,299
     Siam Future Development PCL......................   5,753,122    1,066,057
     Siamgas & Petrochemicals PCL.....................     495,200      243,667
     Somboon Advance Technology PCL...................   2,488,700    1,371,846
     Sri Ayudhya Capital PCL..........................     233,300      268,829
     Sri Trang Agro-Industry PCL......................   9,206,600    4,042,761
     Srithai Superware PCL............................   9,281,200      693,705
 *   Tata Steel Thailand PCL..........................  41,428,700    1,096,680
     Thai Agro Energy PCL.............................      67,080        8,858
 *   Thai Airways International PCL...................  16,383,411    8,010,575
     Thai Carbon Black PCL............................     441,000      329,617
     Thai Oil PCL.....................................  14,409,100   23,222,389
     Thai Rayon PCL...................................     153,700      161,550
     Thai Stanley Electric PCL(B01GKK6)...............     174,600    1,207,138
     Thai Stanley Electric PCL(B01GKM8)...............      43,100      297,982
     Thai Wacoal PCL..................................      91,900      141,671
     Thanachart Capital PCL...........................  10,803,400   11,943,964
     Thitikorn PCL....................................      97,700       31,035
 *   Thoresen Thai Agencies PCL.......................  10,463,770    6,419,691
     Tipco Asphalt PCL................................     188,900      355,916
     Tisco Financial Group PCL........................   2,168,500    2,802,639
     TMB Bank PCL..................................... 157,829,800   13,959,409
     Total Access Communication PCL...................   3,416,580   11,012,645
     TPI Polene PCL...................................  14,898,724    6,727,857
 *   Vanachai Group PCL...............................   8,534,100    1,328,885

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                         SHARES     VALUE++
                                                       ---------- ------------
 THAILAND -- (Continued)
     Vinythai PCL.....................................  6,598,217 $  2,198,721
                                                                  ------------
 TOTAL THAILAND                                                    558,004,155
                                                                  ------------
 TURKEY -- (2.3%)
 *   Adana Cimento Sanayii TAS Class A................  1,060,628    2,314,073
 #*  Adese Alisveris Merkezleri Ticaret A.S...........     50,874      474,833
     Akbank TAS....................................... 14,433,710   57,242,600
 #*  Akenerji Elektrik Uretim A.S.....................  3,945,305    2,151,198
 #   Akfen Holding A.S................................    902,934    2,066,034
     Aksa Akrilik Kimya Sanayii.......................  1,735,088    6,227,764
     Aksigorta A.S....................................    920,965    1,253,292
 #   Alarko Holding A.S...............................  1,513,761    3,327,095
     Albaraka Turk Katilim Bankasi A.S................  3,760,873    3,045,347
 *   Anadolu Anonim Tuerk Sigorta Sirketi.............  4,326,842    2,900,733
 #   Anadolu Cam Sanayii A.S..........................  2,650,582    2,214,782
 #   Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A.S.....     24,066      232,670
 *   Asya Katilim Bankasi A.S.........................  8,975,815    5,067,067
 #   Aygaz A.S........................................  1,020,159    4,362,722
     Baticim Bati Anadolu Cimento Sanayii A.S.........    334,979    1,116,168
 *   Bolu Cimento Sanayii A.S.........................    848,398    1,545,365
 #   Borusan Mannesmann Boru Sanayi ve Ticaret A.S....    884,604    2,825,590
 *   Boyner Perakende Ve Tekstil Yatirimlari AS.......     45,672    1,120,280
     Cimsa Cimento Sanayi VE Tica.....................    394,431    2,701,028
 #*  Deva Holding A.S.................................    826,933      766,389
 #*  Dogan Sirketler Grubu Holding A.S................ 16,350,353    6,156,494
 #*  Dogan Yayin Holding A.S..........................  1,034,173      236,120
 #   Eczacibasi Yatirim Holding Ortakligi A.S.........    706,764    1,731,020
     EGE Seramik Sanayi ve Ticaret A.S................  1,418,706    2,228,944
     EIS Eczacibasi Ilac ve Sinai ve Finansal
       Yatirimlar Sanayi ve Ticaret A.S...............  3,607,515    3,650,245
 #   Eregli Demir ve Celik Fabrikalari TAS............ 24,473,976   51,604,111
     Gentas Genel Metal Sanayi ve Ticaret A.S.........    925,089      805,988
 *   Global Yatirim Holding A.S.......................  4,144,657    2,930,614
     Goltas Goller Bolgesi Cimento Sanayi ve Ticaret
       A.S............................................     46,460    1,268,399
 #*  GSD Holding......................................  4,585,286    2,790,211
 *   Gunes Sigorta....................................    385,608      387,598
 #*  Hurriyet Gazetecilik A.S.........................  3,737,714    1,148,450
 *   Ihlas EV Aletleri................................  1,280,790      225,907
 #*  Ihlas Holding A.S................................ 14,573,885    2,506,704
 *   Ipek Dogal Enerji Kaynaklari Ve Uretim A.S.......  1,771,050    2,060,536
     Is Finansal Kiralama A.S.........................  3,162,860    1,444,676
     Is Yatirim Menkul Degerler A.S. Class A..........    481,784      283,501
 #*  Izmir Demir Celik Sanayi A.S.....................    451,646      581,547
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class A...................................  2,554,374    3,619,081
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class B...................................    849,598    1,206,367
 *   Kardemir Karabuk Demir Celik Sanayi ve Ticaret
       A.S. Class D...................................  1,458,701    1,575,750
 #*  Karsan Otomotiv Sanayii Ve Ticaret A.S...........  1,650,385      958,878
     KOC Holding A.S.................................. 10,260,713   53,839,851
 *   Koza Anadolu Metal Madencilik Isletmeleri A.S....  1,412,866    1,664,579
 #*  Menderes Tekstil Sanayi ve Ticaret A.S...........    370,080      148,367
 #*  Metro Ticari ve Mali Yatirimlar Holding A.S......  4,790,610    1,542,680
 #   Park Elektrik Uretim Madencilik Sanayi ve
       Ticaret A.S....................................    352,545      732,131
 *   Petkim Petrokimya Holding A.S....................         --           --
     Pinar Entegre Et ve Un Sanayi A.S................    343,247    1,454,351

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES       VALUE++
                                                    ---------- ---------------
 TURKEY -- (Continued)
     Pinar SUT Mamulleri Sanayii A.S...............    144,505 $     1,259,836
 *   Raks Elektronik Sanayi ve Ticaret A.S.........      5,859              --
 *   Sabah Yayincilik..............................     31,938              --
     Sarkuysan Elektrolitik Bakir Sanayi ve
       Ticaret A.S.................................  1,345,000       1,912,845
 *   Sasa Polyester Sanayi A.S.....................  2,315,248       1,359,676
 #*  Sekerbank TAS.................................  7,744,813       6,795,885
     Selcuk Ecza Deposu Ticaret ve Sanayi A.S......  2,387,936       2,508,728
     Soda Sanayii A.S..............................  2,279,832       4,046,734
 *   Tat Gida Sanayi A.S...........................     20,701          25,535
 #*  Tekfen Holding A.S............................  1,102,873       2,557,667
 #*  Tekstil Bankasi A.S...........................  1,683,023       1,529,601
     Trakya Cam Sanayi A.S.........................  5,138,667       6,513,656
     Turcas Petrol A.S.............................    726,543         849,275
 *   Turk Hava Yollari............................. 10,727,863      32,189,977
     Turkiye Is Bankasi............................ 33,315,167      92,954,259
     Turkiye Sinai Kalkinma Bankasi A.S............  9,303,273       8,261,166
 #   Turkiye Sise ve Cam Fabrikalari A.S...........  9,605,938      13,963,092
     Turkiye Vakiflar Bankasi Tao.................. 13,257,545      31,140,054
     Ulker Biskuvi Sanayi A.S......................          1               6
     Vestel Beyaz Esya Sanayi ve Ticaret A.S.......    641,100       2,107,356
 *   Vestel Elektronik Sanayi ve Ticaret A.S.......  1,948,645       3,492,890
 #   Yapi ve Kredi Bankasi A.S..................... 14,223,220      32,402,724
 #*  Zorlu Enerji Elektrik Uretim A.S..............  2,027,304       1,105,622
                                                               ---------------
 TOTAL TURKEY                                                      498,714,714
                                                               ---------------
 TOTAL COMMON STOCKS                                            19,297,769,028
                                                               ---------------
 PREFERRED STOCKS -- (4.0%)
 BRAZIL -- (3.9%)
     Banco ABC Brasil SA...........................  1,100,317       6,280,597
     Banco Alfa de Investimento SA.................     60,126         159,144
     Banco Daycoval SA.............................    645,148       2,633,199
     Banco do Estado do Rio Grande do Sul SA Class
       B...........................................  1,057,568       5,379,321
 *   Banco Industrial e Comercial SA...............  1,675,900       5,850,415
 *   Banco Panamericano SA.........................    951,748       1,426,311
     Banco Pine SA.................................    436,030       1,487,547
     Banco Sofisa SA...............................    591,000         785,395
     Braskem SA Class A............................  1,307,833       8,087,668
     Cia Ferro Ligas da Bahia--Ferbasa.............    915,534       4,124,191
     Eucatex SA Industria e Comercio...............    344,288         667,710
     Financeira Alfa SA Credito Financiamento e
       Investimentos...............................      5,000           7,449
 *   Forjas Taurus SA..............................  1,004,690         301,130
     Gerdau SA.....................................  6,169,399      36,302,579
 *   Inepar SA Industria e Construcoes.............     91,262          17,699
     Parana Banco SA...............................    120,800         575,580
     Petroleo Brasileiro SA........................ 18,238,804     153,547,617
 #   Petroleo Brasileiro SA Sponsored ADR.......... 21,196,251     356,520,942
     Saraiva SA Livreiros Editores.................     16,000         128,776
     Suzano Papel e Celulose SA Class A............  6,234,709      24,183,114
     Unipar Carbocloro SA Class B..................  9,258,736       1,999,683
 *   Usinas Siderurgicas de Minas Gerais SA
       Class A.....................................  8,995,671      31,918,524
     Vale SA....................................... 10,861,567     139,458,930
     Vale SA Sponsored ADR.........................  4,935,653      63,176,358

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


                                                      SHARES        VALUE++
                                                    ----------- ---------------
BRAZIL -- (Continued)
      Whirlpool SA.................................       6,000 $        10,261
                                                                ---------------
TOTAL BRAZIL                                                        845,030,140
                                                                ---------------
COLOMBIA -- (0.1%)
      Grupo de Inversiones Suramericana SA.........     799,566      16,905,215
                                                                ---------------
TOTAL PREFERRED STOCKS                                              861,935,355
                                                                ---------------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
*     Golden Meditech Warrants 07/30/15............   1,649,665              --
                                                                ---------------
INDIA -- (0.0%)
*     Indian Hotels Co., Ltd. Rights 08/20/14......   1,117,930              --
*     Lakshmi Vilas Rights 12/31/14................     381,425         209,548
                                                                ---------------
TOTAL INDIA                                                             209,548
                                                                ---------------
INDONESIA -- (0.0%)
*     Bumi Resources Tbk PT Rights
        09/01/14................................... 307,039,190          26,521
*     Pabrik Kertas Tjiwi Kimia Tbk PT Warrant
        07/11/17...................................      82,000           1,912
                                                                ---------------
TOTAL INDONESIA                                                          28,433
                                                                ---------------
MALAYSIA -- (0.0%)
*     BIMB Holdings Bhd Warrants 12/04/23..........     217,551          44,245
*     Malaysian Resources Corp. Bhd Warrants
        09/16/18...................................          --              --
*     Symphony Life Bhd Warrants 11/11/20..........           1              --
                                                                ---------------
TOTAL MALAYSIA                                                           44,245
                                                                ---------------
SOUTH AFRICA -- (0.0%)
#*    Steinhoff International Holdings Rights
        08/01/14...................................   3,957,194         590,461
                                                                ---------------
SOUTH KOREA -- (0.0%)
*     AK Holdings, Inc. Rights 08/13/14............       3,216          32,383
*     Hanjin Heavy Industrial and Construction
        Rights 08/07/14............................     258,356         253,869
*     JB Financial Group Rights 09/03/14...........     205,543         269,965
*     NK Co., Ltd. Rights 08/01/14.................      43,830          49,039
                                                                ---------------
TOTAL SOUTH KOREA                                                       605,256
                                                                ---------------
THAILAND -- (0.0%)
*     Thoresen Thai Agencies PCL Warrant
        02/28/17...................................         739             128
                                                                ---------------
TOTAL RIGHTS/WARRANTS..............................                   1,478,071
                                                                ---------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                       (000)        VALUE+
                                                    ----------- ---------------
SECURITIES LENDING COLLATERAL -- (7.4%)
(S)@  DFA Short Term Investment Fund............... 140,033,118   1,620,183,181
                                                                ---------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $20,159,039,741)^^...............................             $21,781,365,635
                                                                ===============

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


Summary of the Fund's investments as of July 31, 2014, based on their valuation inputs, is as follows (See Security Valuation Note):

                                                          INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                   ------------------------------------------------------
                                                      LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                                   -------------- --------------- ------- ---------------
Common Stocks
   Brazil......................................... $1,313,638,797 $     1,353,798   --    $ 1,314,992,595
   Chile..........................................    282,784,340           6,862   --        282,791,202
   China..........................................    267,735,368   2,828,398,056   --      3,096,133,424
   Colombia.......................................     24,627,314              --   --         24,627,314
   Czech Republic.................................             --      37,537,255   --         37,537,255
   Greece.........................................        600,424      28,149,442   --         28,749,866
   Hungary........................................             --      77,705,712   --         77,705,712
   India..........................................    211,080,970   1,511,536,269   --      1,722,617,239
   Indonesia......................................     10,696,489     532,551,586   --        543,248,075
   Israel.........................................             --          34,043   --             34,043
   Malaysia.......................................        737,548     828,997,329   --        829,734,877
   Mexico.........................................  1,411,002,898         674,572   --      1,411,677,470
   Philippines....................................             --     211,837,771   --        211,837,771
   Poland.........................................             --     363,946,937   --        363,946,937
   Russia.........................................        862,471     540,779,135   --        541,641,606
   South Africa...................................    195,170,636   1,305,290,990   --      1,500,461,626
   South Korea....................................    409,770,034   2,769,069,810   --      3,178,839,844
   Taiwan.........................................     41,292,453   3,033,180,850   --      3,074,473,303
   Thailand.......................................    556,971,788       1,032,367   --        558,004,155
   Turkey.........................................             --     498,714,714   --        498,714,714
Preferred Stocks
   Brazil.........................................    845,030,140              --   --        845,030,140
   Colombia.......................................     16,905,215              --   --         16,905,215
Rights/Warrants
   China..........................................             --              --   --                 --
   India..........................................             --         209,548   --            209,548
   Indonesia......................................             --          28,433   --             28,433
   Malaysia.......................................             --          44,245   --             44,245
   South Africa...................................             --         590,461   --            590,461
   South Korea....................................             --         605,256   --            605,256
   Thailand.......................................             --             128   --                128
Securities Lending Collateral.....................             --   1,620,183,181   --      1,620,183,181
                                                   -------------- ---------------   --    ---------------
TOTAL............................................. $5,588,906,885 $16,192,458,750   --    $21,781,365,635
                                                   ============== ===============   ==    ===============

ORGANIZATION

Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund's advisor is Dimensional Fund Advisors LP (the "Advisor").

SECURITY VALUATION

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

- Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price at the close of the exchanges on which they are principally traded (official closing price). International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices which approximate fair value. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT, the previous day), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2014, Dimensional Emerging Markets Value Fund had significant transfers of securities with a total value of $998,682 (in thousands) that transferred from Level 2 to Level 1 because fair value procedures were no longer applied. At October 31, 2013, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

FINANCIAL INSTRUMENTS

In accordance with the Fund's investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. REPURCHASE AGREEMENTS: The Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

FEDERAL TAX COST

At July 31, 2014, the total cost of securities for federal income tax purposes was $20,276,892,039, for the Dimensional Emerging Markets Value Fund.

SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedule of Investments.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Emerging Markets Value Fund

By:  /s/ David G. Booth
     ----------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David G. Booth
     -----------------------------------------
     David G. Booth
     Principal Executive Officer
     Dimensional Emerging Markets Value Fund

Date: September 29, 2014

By:  /s/ David R. Martin
     -----------------------------------------
     David R. Martin
     Principal Financial Officer
     Dimensional Emerging Markets Value Fund

Date: September 29, 2014